THE PUTNAM ALLSTATE ADVISOR PLUS VARIABLE ANNUITY


Allstate Life Insurance Company of New York   Prospectus dated September 4, 2001
P.O. Box 94036  Palatine, Illinois 60094-4036
Telephone Number: 1-800-390-1277


Allstate Life Insurance Company of New York ("Allstate New York") is offering The Putnam Allstate Advisor Plus, a group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 28 investment alternatives ("investment alternatives"). The investment alternatives include a fixed account option ("Fixed Account Option") and 27 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("Funds") of Putnam Variable Trust:

        ------------------------------------------------------- ----------------------------------------------------
        Putnam VT American Government Income Fund               Putnam VT International New Opportunities Fund
        Putnam VT Asia Pacific Growth Fund                      Putnam VT Investors Fund
        Putnam VT Capital Appreciation Fund                     Putnam VT Money Market Fund
        Putnam VT Diversified Income Fund                       Putnam VT New Opportunities Fund
        Putnam VT The George Putnam Fund of Boston              Putnam VT New Value Fund
        Putnam VT Global Asset Allocation Fund                  Putnam VT OTC & Emerging Growth Fund
        Putnam VT Global Growth Fund                            Putnam VT Research Fund
        Putnam VT Growth and Income Fund                        Putnam VT Small Cap Value Fund
        Putnam VT Growth Opportunities Fund                     Putnam VT Technology Fund
        Putnam VT Health Sciences Fund                          Putnam VT Utilities Growth and Income Fund
        Putnam VT High Yield Fund                               Putnam VT Vista Fund
        Putnam VT Income Fund                                   Putnam VT Voyager Fund
        Putnam VT International Growth Fund                     Putnam VT Voyager Fund II
        Putnam VT International Growth and Income Fund
        ------------------------------------------------------- ----------------------------------------------------

Each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

We (Allstate New York) have filed a Statement of Additional Information, dated September 4, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 31 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                         The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Any one who tells you otherwise is committing a federal crime.

                         The Contracts may be distributed through broker-dealers
                         that have relationships with banks  or other financial
        IMPORTANT        institutions or by employees of such banks. However,
         NOTICES         the Contracts are not deposits, or obligations of, or
                         guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

                         The Contracts are not FDIC insured.

                         The Contracts are available only in New York.

TABLE OF CONTENTS

--------------------------------------------------------------------------------



                                                                                                                                Page

                                 Important Terms...................................................................................3
                                 The Contract at a Glance .........................................................................4
        Overview                 How the Contract Works............................................................................6
                                 Expense Table.....................................................................................7
                                 Financial Information............................................................................11



                                 The Contract.....................................................................................12

                                 Purchases........................................................................................13
                                 Contract Value...................................................................................14
      Contract Features          Investment Alternatives..........................................................................15
                                          The Variable Sub-Accounts...............................................................15
                                          The Fixed Account Option................................................................16
                                          Transfers...............................................................................16
                                 Expenses.........................................................................................18
                                 Access to Your Money.............................................................................19
                                 Income Payments..................................................................................19
                                 Death Benefits...................................................................................22

                                 More Information.................................................................................25
      Other Information          Taxes............................................................................................27
                                 Performance Information..........................................................................30
                                 Statement of  Additional Information Table of Contents...........................................31
                                 Appendix A - Withdrawal Adjustment Example......................................................A-1



IMPORTANT TERMS

--------------------------------------------------------------------------------



This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                                                      Page
         Accumulation Phase..............................................................................6
         Accumulation Unit ..........................................................................11,14
         Accumulation Unit Value ....................................................................11,14
         Allstate New York ("We").....................................................................1,25
         Annuitant......................................................................................12
         Automatic Additions Program....................................................................13
         Automatic Fund Rebalancing Program.............................................................17
         Beneficiary .................................................................................6,12
         Cancellation Period .........................................................................4,14
         *Contract ......................................................................................1
         Contract Anniversary............................................................................4
         Contract Owner ("You") ......................................................................6,12
         Contract Value ..............................................................................1,14
         Contract Year ..................................................................................4
         Credit Enhancement........................................................................1,13,14
         Dollar Cost Averaging Program..................................................................17
         Due Proof of Death..........................................................................23,24
         Fixed  Account Option..........................................................................16
         Funds..................................................................................1,15,25-26
         Guarantee  Period .............................................................................16
         Income Plan .................................................................................6,20
         Investment Alternatives ...............................................................1,14,15-16
         Issue Date .....................................................................................6
         Maximum Anniversary Value......................................................................23
         Payout Phase....................................................................................6
         Payout Start Date .............................................................................19
         Preferred Withdrawal Amount ...................................................................18
         Right to Cancel .............................................................................4,14
         SEC.............................................................................................1
         Settlement  Value .............................................................................23
         Standard Fixed Account Option..................................................................16
         Systematic Withdrawal Program .................................................................19
         Valuation Date.................................................................................13
         Variable Account ............................................................................1,25
         Variable Sub-Account .....................................................................1,15,25

         * The Contract is available only as a group Contract. We will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

--------------------------------------------------------------------------------

THE CONTRACT AT A GLANCE

--------------------------------------------------------------------------------


The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

--------------------------------------------------------------------------------

                                     -------------------------------------------
      Flexible Payments              You can purchase a Contract with as little as $10,000. We reserve the right to accept a lesser initial purchase payment amount.

                                     You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of
                                     $1,000,000. Each time you make a purchase payment, we will add to your
                                     Contract Value a Credit Enhancement equal to 4% of such purchase payment.







  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------

      Right to Cancel                You may cancel your Contract within 10 days after receipt  (pursuant to
                                     New York law, 60 days if you are exchanging another contract for  the
                                     Contract described in this prospectus)  ("Cancellation Period").  Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account.  If you exercise your Right to
                                     Cancel the Contract, the amount we refund to you will not include any Credit
                                     Enhancement.  See "Right to Cancel" for details.

  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------

      Expenses                       Each Fund pays expenses that you will bear indirectly if you invest in a
                                     Variable Sub-Account. You also will bear the following expenses:

                                     o    Annual mortality and expense risk charge equal to 1.60% of average daily net assets
                                     o    Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)
                                     o    Transfer fee equal to 0.50% of the amount transferred after 12th transfer in any Contract Year ("Contract Year"), which we measure from the date we issue your Contract or a Contract Anniversary, up to a maximum charge of $25
                                     o    State premium tax (New York currently does not impose one)





  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------

      Investment                     The  Contract offers 28 investment alternatives including:
      Alternatives                   o    a Standard Fixed Account Option that credits interest at rates we guarantee, and
                                     o    27 Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, Inc.


                                     To find out current rates being paid on the Fixed Account Option, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-390-1277.

  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------

      Special Services               For your convenience, we offer these special services:

                                     o    Automatic Fund Rebalancing Program
                                     o    Automatic Additions Program
                                     o    Dollar Cost Averaging Program
                                     o    Systematic Withdrawal Program

  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------

      Income                         Payments You can choose fixed income
                                     payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                                     o    life income with guaranteed payments
                                     o    a joint and survivor life income with guaranteed payments
                                     o    guaranteed payments for a specified period
                                     o    combination life income and guaranteed payments for a
                                          specified period
                                     o    combination joint and survivor life income and guaranteed payments for a specified period
                                     o    life income with cash refund
                                     o    joint life income with cash refund
                                     o    life income with installment refund
                                     o    joint life income with installment refund



  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------
                                     If you die before income payments begin, we will pay the death benefit
       Death Benefits                described in the Contract.
  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------

      Transfers                      Before the Payout Start Date, you may
                                     transfer your Contract Value among the
                                     investment alternatives, with certain
                                     restrictions. The minimum amount you may
                                     transfer is $100 or the amount remaining in
                                     the investment alternative, if less.

                                     A charge will apply after the 12th transfer in each Contract Year.

  ---------------------------------- -------------------------------------------
  ---------------------------------- -------------------------------------------

      Withdrawals                    You may withdraw some or all of your Contract Value at any time during the
                                     Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time($1,000 during the Payout
                                     Phase). A 10% federal tax penalty may apply if you withdraw before you are
                                     59 1/2 years old. A withdrawal charge also may apply.
  ---------------------------------- -------------------------------------------


HOW THE CONTRACT WORKS

--------------------------------------------------------------------------------


         The Contract basically works in two ways.

     First, the Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Option. If you invest in the Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

     Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         The timeline below illustrates how you might use your Contract.


Issue                                          Payout Start
Date           Accumulation Phase              Date                     Payout Phase
--------------------------------------------------------------------------------------------------------------------------

               You save for retirement

You buy                                        You elect to receive                  You can receive      Or you can
a Contract                                     income payments or receive            income payments      receive income
                                               a lump sum payment                    for a set period     payments for life

     Other income payment options are also available. (See "Income Payments")

     As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

     Please call us at 1-800-390-1277 if you have any question about how the Contract works.

EXPENSE TABLE

--------------------------------------------------------------------------------



The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

   -----------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------------------------
   CONTRACT OWNER TRANSACTION EXPENSES
   ------------------------------------------------------------------------------------------------------------------------

   Withdrawal Charge (as a percentage of purchase payments withdrawn)*

   Number of Complete Years Since We Received Payment Being Withdrawn:
   ------------------------------------------------------------------

                             0        1        2+        3        4        5        6        7        8+
   Applicable Charge:        8%       8%       8%        7%       6%       5%       4%       3%       0%
   -----------------




   -------------------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------------------


   -------------------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------------------

   Transfer Fee............................................................................      0.50% of the amount
                                                                                                 transferred **

   -------------------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------------------

  * Each  Contract  Year,  you may  withdraw up to 15% of your  purchase  payments without  incurring a  withdrawal charge.  See  "Withdrawal  Charges,"  for more information.

  ** Applies solely to the 13th and subsequent  transfers  within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. This charge will not exceed $25 per transfer.

   -------------------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------------------

   VARIABLE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

   -------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- ---------------------- ---------------------- -----------------------

   Mortality and Expense Risk Charge                           1.60%
   Administrative Charge                                       0.00%
   Total Variable Account Annual Expenses                      1.60%
   --------------------------------------------------- ---------------------- ---------------------- -----------------------


   -------------------------------------------------------------------------------------------------------------------------

   FUND ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Fund average daily net assets) (1)

   -------------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------- ---------------- ---------------- ------------- -------------------
                                                                                                            Total Annual
                                                             Management     Rule 12b-1        Other             Fund
                                                               Fee            FEE            Expenses          Expenses
   Fund
   ----------------------------------------------------- ---------------- ---------------- ------------- -------------------
   ----------------------------------------------------- ---------------- ---------------- ------------- -------------------
   Putnam VT American Government Income Fund (2)                   0.45%       0.25%              0.45%        1.15%*
   Putnam VT Asia Pacific Growth Fund                              0.80%       0.25%              0.27%        1.32%
   Putnam VT Capital Appreciation Fund                             0.65%       0.25%              0.27%        1.17%*
   Putnam VT Diversified Income Fund                               0.68%       0.25%              0.10%        1.03%
   Putnam VT The George Putnam Fund of Boston                      0.65%       0.25%              0.11%        1.01%
   Putnam VT Global Asset Allocation Fund                          0.65%       0.25%              0.14%        1.04%
   Putnam VT Global Growth Fund                                    0.66%       0.25%              0.10%        1.01%
   Putnam VT Growth and Income Fund                                0.46%       0.25%              0.04%        0.75%
   Putnam VT Growth Opportunities Fund                             0.70%       0.25%              0.16%        1.11%*
   Putnam VT Health Sciences Fund                                  0.70%       0.25%              0.09%        1.04%
   Putnam VT High Yield Fund                                       0.66%       0.25%              0.08%        0.99%
   Putnam VT Income Fund                                           0.61%       0.25%              0.06%        0.92%
   Putnam VT International Growth Fund                             0.76%       0.25%              0.18%        1.19%
   Putnam VT International Growth and Income Fund                  0.80%       0.25%              0.17%        1.22%
   Putnam VT International New Opportunities Fund                  1.00%       0.25%              0.21%        1.46%
   Putnam VT Investors Fund                                        0.58%       0.25%              0.07%        0.90%
   Putnam VT Money Market Fund                                     0.42%       0.25%              0.08%        0.75%
   Putnam VT New Opportunities Fund                                0.52%       0.25%              0.05%        0.82%
   Putnam VT New Value Fund                                        0.70%       0.25%              0.09%        1.04%
   Putnam VT OTC & Emerging Growth Fund                            0.70%       0.25%              0.11%        1.06%
   Putnam VT Research Fund                                         0.65%       0.25%              0.13%        1.03%
   Putnam VT Small Cap Value Fund                                  0.80%       0.25%              0.30%        1.35%
   Putnam VT Technology Fund                                       1.00%       0.25%              0.78%        2.03%*
   Putnam VT Utilities Growth and Income Fund                      0.65%       0.25%              0.07%        0.97%
   Putnam VT Vista Fund                                            0.60%       0.25%              0.07%        0.92%
   Putnam VT Voyager Fund                                          0.51%       0.25%              0.05%        0.81%
   Putnam VT Voyager Fund II                                       0.70%       0.25%              0.30%        1.25%*


   ----------------------------------------------------- ---------------- ---------------- ------------- -------------------

(1) Figures shown in the table are based on the Funds' most recent fiscal year ended December 31, 2000. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. The 12b-1 fees have been restated to reflect an increase in the 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average daily net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

(2) In order to limit expenses for Putnam VT American Government Income Fund, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2001 to the extent that the expenses of the Fund (exclusive of brokerage, interest, taxes and extraordinary expenses, and payments under the Fund's distribution plans) would exceed an annual rate of 0.90% of the Fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the Fund do not reflect the application of commissions or cash management credits that may reduce designated Fund expenses. Had the expense limitation not been in effect "Total Annual Fund Expenses" would have been 1.35%.

* Expenses are estimated based upon expenses incurred for the Fund's last fiscal year.

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $1,000 in a Variable  Sub-Account,
o    earned a 5% annual return on your investment, and
o surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period.

The example assumes that any fund expense waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


SUB-ACCOUNT                                                                  1 Year      3 Years   5 Years      10 Years
-----------                                                                  ------      -------   -------      --------


Putnam American Government                                                     $96       $154         $198     $311
  Income
Putnam Asia Pacific Growth                                                     $98       $160         $207     $328
Putnam Capital Appreciation                                                    $96       $155         $199     $313
Putnam Diversified Income                                                      $96       $154         $197     $309
The George Putnam Fund of                                                      $96       $153         $196     $307
Boston
Putnam Global Asset                                                            $95       $151         $193     $300
Allocation
Putnam Global Growth                                                           $95       $150         $191     $297
Putnam Growth and Income                                                       $92       $142         $178     $271
Putnam Growth Opportunities                                                    $96       $153         $196     $307
Putnam Health Sciences                                                         $95       $151         $193     $300
Putnam High Yield                                                              $95       $150         $190     $295
Putnam Income                                                                  $94       $147         $187     $288
Putnam International Growth                                                    $97       $156         $200     $315
Putnam International Growth                                                    $97       $157         $202     $318
   and Income
Putnam International New                                                       $99       $164         $214     $341
   Opportunities
Putnam Investors                                                               $94       $147         $185     $286
Putnam Money Market                                                            $92       $142         $178     $271
Putnam New Opportunities                                                       $93       $144         $181     $278
Putnam New Value                                                               $95       $151         $193     $300
Putnam OTC & Emerging                                                          $95       $152         $194     $302
   Growth
Putnam Research                                                                $95       $151         $192     $299
Putnam Small Cap Value                                                         $98       $160         $208     $331
Putnam Technology                                                              $105      $181         $242     $394
Putnam Utilities Growth and                                                    $94       $149         $189     $293
   Income
Putnam Vista                                                                   $94       $147         $187     $288
Putnam Voyager                                                                 $93       $144         $181     $277
Putnam Voyager II                                                              $97       $157         $203     $321




EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for at least 120 months if under an Income Plan for a specified period, at the end of each period.





SUB-ACCOUNT                                                           1 Year     3 Years       5 Years      10 Years
-----------                                                           ------     -------       -------      --------



Putnam American Government                                             $28         $86           $147          $311
  Income
Putnam Asia Pacific Growth                                             $30         $92           $156          $328
Putnam Capital Appreciation                                            $28         $87           $148          $313
Putnam Diversified Income                                              $28         $86           $146          $309
The George Putnam Fund of                                              $28         $85           $145          $307
Boston
Putnam Global Asset                                                    $27         $83           $142          $300
Allocation
Putnam Global Growth                                                   $27         $82           $140          $297
Putnam Growth and Income                                               $24         $74           $127          $271
Putnam Growth Opportunities                                            $28         $85           $145          $307
Putnam Health Sciences                                                 $27         $83           $142          $300
Putnam High Yield                                                      $27         $82           $139          $295
Putnam Income                                                          $26         $79           $136          $288
Putnam International Growth                                            $29         $88           $149          $315
Putnam International Growth                                            $29         $89           $151          $318
   and Income
Putnam International New                                               $31         $96           $163          $341
   Opportunities
Putnam Investors                                                       $26         $79           $134          $286
Putnam Money Market                                                    $24         $74           $127          $271
Putnam New Opportunities                                               $25         $76           $130          $278
Putnam New Value                                                       $27         $83           $142          $300
Putnam OTC & Emerging                                                  $27         $84           $142          $302
   Growth
Putnam Research                                                        $27         $83           $141          $299
Putnam Small Cap Value                                                 $30         $92           $157          $331
Putnam Technology                                                      $37         $113          $191          $394
Putnam Utilities Growth and                                            $26         $81           $138          $293
   Income
Putnam Vista                                                           $26         $79           $136          $288
Putnam Voyager                                                         $25         $76           $130          $277
Putnam Voyager II                                                      $29         $89           %152          $321




Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed.

FINANCIAL INFORMATION

--------------------------------------------------------------------------------



To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

No Accumulation Unit Values are shown because the Contract was first offered as of the date of this prospectus. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate New York also appear in the Statement of Additional Information.

THE CONTRACT

--------------------------------------------------------------------------------



CONTRACT OWNER

The Putnam Allstate Advisor Plus is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

o      the investment alternatives during the Accumulation and Payout Phases,
o      the amount and timing of your purchase payments and withdrawals,
o      the programs you want to use to invest or withdraw money,
o      the income payment plan you want to use to receive retirement income,
o      the Annuitant  (either yourself or someone else) on whose life the income payments will be based,
o      the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and
o      any other rights that the Contract provides, including restricting income payments to the Beneficiary or Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum age of the oldest Contract Owner on the date we receive the completed application cannot exceed 85.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Tax Qualified Contracts" on page 29.

You may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.


ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application cannot exceed 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract Owner dies before the Payout Start Date. A contingent Beneficiary is the person selected by the Contract Owner who will become the Beneficiary if all named primary Beneficiaries die before the sole surviving Contract Owner dies. You may restrict income payments to Beneficiaries.

You may change or add Beneficiaries at any time by writing to us before income payments begin, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or unless otherwise provided in the Beneficiary designation, if a Beneficiary predeceases the owner and there are no other surviving primary or contingent Beneficiaries, the new Beneficiary will be:

o        your spouse or, if he or she is no longer alive,
o        your surviving children equally, or if you have no surviving children,
o        your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the death benefit among the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT

Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

PURCHASES

--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $10,000. All subsequent purchase payments under a Contract must be $500 or more. You may make purchase payments at any time prior to the Payout Start Date. We may limit the amount of any additional purchase payment to a maximum of $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at ourcustomer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "Right to Cancel" below for details.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL

You may cancel your Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

We have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

CONTRACT VALUE

--------------------------------------------------------------------------------



On the Issue Date, the Contract Value is equal to your initial purchase payment plus the Credit Enhancement. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account Option.


ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. We also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

o changes in the share price of the Fund in which the Variable Sub-Account invests, and

o the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges and transfer fees separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

You should refer to the prospectus for the Funds that accompanies this prospectus for a description of how the assets of each Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

INVESTMENT ALTERNATIVES:  The Variable Sub-Accounts

--------------------------------------------------------------------------------



You may allocate your purchase payments to up to 27 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, Inc. ("Putnam Management") serves as the investment adviser to each Fund.

------------------------------------------------------ ---------------------------------------------------------------

-----------------------------------------------------
Fund:                                                   Each Fund Seeks:
------------------------------------------------------ ---------------------------------------------------------------

Putnam VT American Government Income Fund              High current income with preservation of capital as a
                                                       secondary objective
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                     Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Capital Appreciation Fund                    Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Diversified Income Fund                      High current income
                                                       as Putnam Management
                                                       believes is consistent
                                                       with capital preservation
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston             To provide a balanced investment composed of a well
                                                       diversified portfolio of stocks and bonds that will produce both capital growth and current income
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                 A high level of long-term
                                                       total return consistent
                                                       with preservation of
                                                       capital
------------------------------------------------------ ---------------------------------------------------------------
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Global Growth Fund                           Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Growth and Income Fund                       Capital growth and current income
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Growth Opportunities Fund                    Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Health Sciences Fund                         Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT High Yield Fund                              High current income; capital
                                                       growth is a secondary
                                                       objective when consistent
                                                       with high current income
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Income Fund                                  High current income consistent
                                                       with what Putnam Management believes to be
                                                       prudent risk
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT International Growth Fund                    Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT International Growth and Income Fund         Capital growth; current income is a secondary objective
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT International New Opportunities Fund         Long-term capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Investors Fund                               Long-term growth of capital and any increased income that
                                                       results from this growth
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Money Market Fund                            As high a rate of current
                                                       income as Putnam
                                                       Management believes is
                                                       consistent with
                                                       preservation of capital
                                                       and maintenance of
                                                       liquidity
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT New Opportunities Fund                       Long-term capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT New Value Fund                               Long-term capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                   Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Research Fund                                Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Small Cap Value Fund                         Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Technology Fund                              Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund             Capital growth and current income
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Vista Fund                                   Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Voyager Fund                                 Capital appreciation
------------------------------------------------------ ---------------------------------------------------------------
Putnam VT Voyager Fund II                              Long-term growth of capital
----------------------------------------------------------------------------------------------------------------------

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES: The Fixed Account Option


--------------------------------------------------------------------------------


You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Option available under the Contract is the Standard Fixed Account Option. We will credit a minimum annual interest rate of 3% to money you allocate to the Fixed Account Option. Allstate New York reserves the right to delete or add Fixed Account Options. In addition, Allstate New York may limit the availability of the Fixed Account Option. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.



STANDARD FIXED ACCOUNT OPTION

Each purchase payment or transfer plus the appropriate portion of the Credit Enhancement allocated to the Fixed Account Option earns interest at the current rate in effect at the time of allocation. We guarantee that rate for a period of years we call Guarantee Periods. We offer a Guarantee Period of 1 year in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase or transfer. After the initial Guarantee Period, we will guarantee a renewal rate.

We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation.

INVESTMENT ALTERNATIVES:  Transfers

--------------------------------------------------------------------------------



TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred up to a maximum charge of $25 applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4 :00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Option for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account Option for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments.

You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS

We reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

o we believe, in our sole discretion, that excessive trading by such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM

You may automatically transfer a set amount from any Variable Sub-Account or from the Fixed Account Option to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

         Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Putnam Global Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam Global Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.60% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement. If the charges under the Contract are not sufficient, then Allstate New York will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.



TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred up to a maximum charge of $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% after 8 complete years from the date we received the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to the Preferred Withdrawal Amount without paying the withdrawal charge. The Preferred Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% " Preferred Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Preferred Withdrawal Amount.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

o    on the Payout Start Date;

o the death of the Contract Owner or Annuitant (unless the Settlement Value is used); or

o withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.



PREMIUM TAXES

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.



OTHER EXPENSES

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY


--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, any applicable contract maintenance charge, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2)   an emergency exists as defined by the SEC, or

3)   the SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax adviser before taking any withdrawal.

INCOME PAYMENTS

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PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be:

o    at least 30 days after the Issue Date; and

o    no later than the Annuitant's 90th birthday.


You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS

An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently nine Income Plans are available. The Income Plans provide:

o    fixed income payments;
o    variable income payments; or
o    a combination of the two.

The nine Income Plans are:

         Income Plan 1 -- Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period.

         Income Plan 2 -- Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

         Income Plan 3 -- Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

         Income Plan 4 - Combination Life Income and Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

         Income Plan 5 - Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

         Income Plan 6 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

         Income Plan 7 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

         Income Plan 8 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

         Income Plan 9 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant or any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

Guaranteed Payment Plans. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("guaranteed payment plans"):

o    The  minimum  payment  period  you may  choose is 5 years.
o If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.
o If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

o terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

o    reduce the frequency of your payments so that each payment will be at least
     $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the beneficiary is not entitled to the remaining levelized monthly payments for that year.



FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from the Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1)   deducting any applicable premium tax; and

2) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS

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We will pay a death benefit if, prior to the Payout Start Date:

1)       any Contract Owner dies, or
2)       the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner(s) or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.


Death Benefit Amount

Prior to the Payout Start Date, the death benefit is equal to the greatest of the following death benefit alternatives:

1)   the Contract Value as of the date we determine the death benefit, or

2) the sum of all purchase payments (and including Credit Enhancements), less an adjustment for withdrawals (see "Withdrawal Adjustment" below), or

3) the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for payment of the death benefit must include Due Proof of Death. We will accept the following documentation as "Due Proof of Death":

o    a certified copy of a death certificate,
o a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
o    other documentation as we may accept in our sole discretion.

Maximum Anniversary Value. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment, including the Credit Enhancement. After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1) For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment, including the Credit Enhancement.

2) For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3) On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

Withdrawal Adjustment. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

(1)  = the withdrawal amount,

(2)  = the Contract Value immediately prior to the withdrawal, and

(3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix A for an example of a withdrawal adjustment.




Death Benefit Payments

Death of Contract Owner. Subject to any restrictions previously placed upon any Beneficiary, within 180 days of the date of your death, the new Contract Owner may elect to:

1)   receive the death benefit in a lump sum, or

2) apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a)  over the life of the new Contract Owner,

(b) for a guaranteed number of payments not to exceed the life expectancy of the new Contract Owner, or

(c) over the life of the new Contract Owner with a guaranteed number of payments not to exceed the life expectancy of the new Contract Owner.

Otherwise, the new Contract Owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The new Contract Owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. We will calculate the Settlement Value as of the end of the Valuation Date coinciding with the requested distribution date for payment or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the new Contract Owner is a natural person, the new Contract Owner may elect one of the options listed above. If the sole new Contract Owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date if we receive Due Proof of Death after 4:00 p.m. Eastern Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Option will be allocated to the Putnam

Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

o    Transfer all or a portion of the excess among the Variable Sub-Accounts;
o Transfer all or a portion of the excess into the Standard Fixed Account Option and begin a new Guarantee Period; or
o Transfer all or a portion of the excess into a combination of Variable Sub-Accounts or the Standard Fixed Account Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

o the sum of all purchase payments (including Credit Enhancements) reduced by a withdrawal adjustment, as defined under the "Death Benefit Amount" section; or
o    the Contract Value on the date we determine the death benefit; or
o the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:
o    "Issue Date" is replaced by the date the Contract is continued,
o "Initial Purchase Payment" (including Credit Enhancements) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to withdrawals under the Contract.

If the new Contract Owner is a corporation, trust, or other non-natural person, then the new Contract Owner may elect, within 180 days of your death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

Death of Annuitant. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a natural person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract Owner may choose to:

                1)   receive the death benefit in a lump sum; or

                2) apply the death benefit to an Income Plan that must begin within 1 year of the date of death.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-natural person, the non-natural Contract Owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract Owner on or before the mandatory distribution date 5 years after the Annuitant's death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

MORE INFORMATION

--------------------------------------------------------------------------------



ALLSTATE NEW YORK

Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located in Farmingville, New York. Our customer service center is located in Vernon Hills, Illinois (mailing address: P.O. Box 94036, Palatine, Illinois, 60094-4036).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers; claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ "Superior" financial strength rating to Allstate, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate. Standard & Poor's assigns an AA+ (Very Strong) and Moody's Investors Service assigns an Aa2 (excellent) financial strength ratings to Allstate New York, sharing the same ratings of its parent, Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.



VARIABLE ACCOUNT

Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 27 of which are available through the Contracts. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS

Dividends  and  Capital  Gain  Distributions.   We  automatically  reinvest  all
dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Funds. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual fund portfolios. We will notify you in advance of any change.

Conflicts of Interest. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

Distribution. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate New York, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contracts.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate New York may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.



Administration. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

        o        issuance of the Contracts;
        o        maintenance of Contract Owner records;
        o        Contract Owner services;
        o        calculation of unit values;
        o        maintenance of the Variable Account; and
        o        preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS

Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

TAXES

--------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Allstate New York makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

          1)   the owner is a natural person,
          2)   the   investments  of  the  Variable   Account  are   "adequately
               diversified" according to Treasury Department regulations, and
          3)   Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for contracts owned by non-natural persons.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year.
Although Allstate New York does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

Ownership Treatment. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

          o    made on or af ter the date the individual attains age 59 1/2,
          o    made to a beneficiary after the Contract Owner's death,
          o    attributable to the Contract Owner being disabled, or
          o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although your levelized payment will be reported to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Partial Commutation of Annuity Payments. The Federal tax treatment of Income Payment Options is unclear in some respects. As a result, it is possible that a greater or lesser portion of payments may be included in your taxable income than described above or that we plan to report to the Internal Revenue Service. The tax law is also unclear regarding the portion of any additional withdrawal received after the Payout Start Date that is taxable, and thus it is also possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Taxation of Annuity Death Benefits. Death of a Contract Owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

          1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or
          2) if distributed under an Income Plan, the amounts are taxed in the same manner as an income payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

          1)   made on or after the date the Contract Owner attains age 59 1/2,
          2)   made as a result of the Contract Owner's death or disability,
          3) made in substantially equal periodic payments over the Contract Owner's life or life expectancy,
          4)   made under an immediate annuity, or
          5) attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. Allstate New York believes such modifications would violate the substantially equal periodic payments and immediate annuity exceptions to the 10% penalty tax. Similar treatment may apply to additional withdrawals or other modifications of the payment stream from Qualified Contracts. You should consult a competent tax advisor prior to taking a withdrawal.

Aggregation of Annuity Contracts. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

Tax Qualified Contracts

The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

          o Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;
          o    Roth IRAs under Section 408A of the Code;
          o    Simplified  Employee  Pension Plans under  Section  408(k) of the
               Code;
          o    Savings Incentive Match Plans for Employees  (SIMPLE) Plans under
               Section 408(p) of the Code;
          o    Tax Sheltered Annuities under Section 403(b) of the Code;
          o    Corporate and Self Employed Pension and Profit Sharing Plans; and
          o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Please see a competent tax advisor to make sure the qualified plan distribution requirements for this annuity are satisfied. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

o        attains age 59 1/2,
o        separates from service,
o        dies,
o        becomes disabled, or
o on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

Income Tax Withholding

Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

         (1) required minimum distributions, or
         (2) a series of substantially equal periodic payments made over a period of at least 10 years, or,
         (3) over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------



We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, withdrawal charges and the Credit Enhancement. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. However, any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                  STATEMENT OF ADDITIONAL INFORMATION
                                    TABLE OF CONTENTS


                                                                                          Page

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS......................................3
THE CONTRACTS..............................................................................4
PERFORMANCE INFORMATION....................................................................5
CALCULATION OF ACCUMULATION UNIT VALUES....................................................8
CALCULATION OF VARIABLE INCOME PAYMENTS....................................................9
GENERAL MATTERS............................................................................10
FEDERAL TAX MATTERS........................................................................11
QUALIFIED PLANS............................................................................12
EXPERTS....................................................................................15
FINANCIAL STATEMENTS.......................................................................15
                                            -----------------------------------------------




This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                                   Appendix A

                 Withdrawal Adjustment Example - Death Benefits*


Issue Date:                          January 1, 2001
Initial Purchase Payment:  $50,000 (plus a $2,000 Credit Enhancement)

--------- ------------ ------------- ------------ ------------ -------------------------------------------------------------


                                                               Death Benefit Amount
                                                               -----------------------
--------                Beginning                  Contract    Purchase     Maximum
            Type of      Contract    Transaction     Value     Payment      Anniversary
          Occurrence      Value        Amount        After     Value        Value
  Date                                            Occurrence
--------- ------------ ------------- ------------ ------------ -----------------------
--------- ------------ ------------- ------------ ------------ ----------- -----------



--------- ------------ ------------- ------------ ------------ ----------- -----------
 1/1/02    Contract
          Anniversary    $55,000          __        $55,000     $52,000      $55,000
--------- ------------ ------------- ------------ ------------ ----------- -----------
--------- ------------ ------------- ------------ ------------ ----------- -----------
 7/1/02     Partial
          Withdrawal     $60,000       $15,000      $45,000     $37,000      $41,250
--------- ------------ ------------- ------------ ------------ ----------- -----------

The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as withdrawal reduces the Contract Value.



Purchase Payment Value Death Benefit
Partial Withdrawal Amount                                                                                     $15,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                                         $52,000
Adjusted Death Benefit                                                                                        $37,000


Maximum Anniversary Value Death Benefit
Partial Withdrawal Amount                                                     = (a)                            $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)                            $60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal         = (c)                            $55,000
Withdrawal Adjustment                                                     [(a)/(b)]*(c)                        $13,750
Adjusted Death Benefit                                                                                         $41,250









*For purposes of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for the Contract, net of applicable fees and charges. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

            The Putnam Allstate Advisor Variable Annuities Contracts



Allstate Life Insurance Company of New York  Statement of Additional Information
One Allstate Drive                                       dated September 4, 2001
Farmingville, New York  11738
1 (800) 390-1277



This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o Putnam Allstate Advisor
o Putnam Allstate Advisor Plus

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated September 4, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.


TABLE OF CONTENTS

                                                                            PAGE

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                           3
THE CONTRACT                                                                   4
PERFORMANCE INFORMATION                                                        5
CALCULATION OF ACCUMULATION UNIT VALUES                                        8
CALCULATION OF VARIABLE INCOME PAYMENTS                                        9
GENERAL MATTERS                                                               10
FEDERAL TAX MATTERS                                                           11
QUALIFIED PLANS                                                               12
SALES COMMISSIONS                                                             14
EXPERTS                                                                       15
FINANCIAL STATEMENTS                                                          15

- ------------------------------------------------------------------------------


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT

- ------------------------------------------------------------------------------


The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate Life Insurance Company ("Allstate") and Putnam Investments, distributes the Contracts. Allstate Distributors is an affiliate of Allstate Life Insurance Company of New York ("Allstate New York"). Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was $4,836,463.11. Prior to May 1, 2000, ALFS, Inc. ("ALFS"), an affiliate of Allstate New York, served as the principal underwriter for the Variable Account. Commission income of ALFS for the fiscal year ending December 31, 2000 was $3,521,268.33. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION

- ------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

     T = average annual total return

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

     n = number of years in the period

     1000 = hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge (only applicable to the Putnam Allstate Advisor Contract), we pro rate the charge by dividing (i) the contract maintenance charge by (ii) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.



Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2000. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. Putnam Allstate Advisor Plus Contracts were first offered to the public on September 4, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. The standardized total returns shown below also include the 4% credit enhancement available under the Putnam Allstate Advisor Plus Contract as well as the applicable withdrawal charge that may be imposed under the Contract.


Putnam Allstate Advisor:


Variable Sub-Account                                   1Year     5 Year         Since Inception
- ------------------------------------------------- -----------   ------------- -------------------

Putnam American Government Income*                      N/A         N/A           5.63%
Putnam Asia Pacific                                   -51.05%       N/A          -6.23%
Growth
Putnam Capital Appreciation*                            N/A         N/A         -47.56%
Putnam Diversified                                     -7.43%       N/A          -5.37%
Income
The George Putnam Fund of                               2.24%       N/A          -3.28%
Boston
Putnam Global Asset Allocation                        -12.06%       N/A          -3.37%
Putnam Global Growth                                  -36.64%       N/A           1.55%
Putnam Growth and Income                                0.57%        N/A         -5.07%
Putnam Growth Opportunities*                             N/A         N/A        -34.07%
Putnam Health Sciences                                 31.25%       N/A          21.94%
Putnam High Yield                                     -15.66%       N/A         -10.11%
Putnam Income                                           0.43%       N/A          -1.61%
Putnam International Growth                           -16.71%       N/A          13.05%
Putnam International Growth and Income                 -5.95%       N/A           2.18%
Putnam International New Opportunities                -45.45%       N/A           2.25%
Putnam Investors                                      -25.67%       N/A          -5.05%
Putnam Money Market                                    -1.49%       N/A           0.08%
Putnam New Opportunities                              -33.14%       N/A           4.88%
Putnam New Value                                       14.84%       N/A           0.12%
Putnam OTC & Emerging Growth                          -57.72%       N/A          -6.26%
Putnam Research                                        -9.22%       N/A           3.65%
Putnam Small Cap Value                                 16.88%       N/A          11.80%
Putnam Technology*                                       N/A        N/A         -74.57%
Putnam Utilities Growth and Income                     10.04%       N/A           5.75%
Putnam Vista                                          -11.30%       N/A          15.56%
Putnam                                                -23.59%       N/A           7.02%
Voyager
Putnam Voyager                                           N/A        N/A         -80.19%
II*


Putnam Allstate Advisor Plus:


Variable Sub-Account                                   1Year     5 Year         Since Inception
- ------------------------------------------------- -----------   ------------- -------------------

Putnam American Government Income*                        N/A          N/A        9.25%
Putnam Asia Pacific                                      -49.83%       N/A      -39.86%
Growth
Putnam Capital Appreciation*                               N/A         N/A      -40.24%
Putnam Diversified                                        -4.63%       N/A       -4.37%
Income
The George Putnam Fund of                                  5.39%       N/A        4.90%
Boston
Putnam Global Asset Allocation                            -9.43%       N/A       -6.93%
Putnam Global Growth                                     -34.90%       N/A      -24.47%
Putnam Growth and Income                                   3.66%       N/A        3.47%
Putnam Growth Opportunities*                               N/A         N/A      -32.02%
Putnam Health Sciences                                    35.45%       N/A       41.65%
Putnam High Yield                                        -13.16%       N/A      -12.15%
Putnam Income                                              3.52%       N/A        1.75%
Putnam International Growth                              -14.25%       N/A       -5.71%
Putnam International Growth and Income                    -3.10%       N/A       -1.78%
Putnam International New Opportunities                   -44.03%       N/A      -34.00%
Putnam Investors                                         -23.53%       N/A      -16.75%
Putnam Money Market                                        1.53%       N/A        1.65%
Putnam New Opportunities                                 -31.27%       N/A      -21.29%
Putnam New Value                                          18.45%       N/A       18.51%
Putnam OTC & Emerging Growth                             -56.75%       N/A      -50.16%
Putnam Research                                           -6.48%       N/A       -0.02%
Putnam Small Cap Value                                    20.56%       N/A       25.18%
Putnam Technology*                                         N/A         N/A      -72.99%
Putnam Utilities Growth and Income                        13.47%       N/A       11.97%
Putnam Vista                                              -8.64%       N/A        3.58%
Putnam                                                   -21.38%       N/A      -11.10%
Voyager
Putnam Voyager                                            N/A          N/A      -77.58%
II*

* Standardized total returns for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager II Variable Sub-Accounts are not annualized.


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge. However, these rates of return do not reflect withdrawal charges, the contract maintenance charge under the Putnam Allstate Advisor Contract, or any taxes. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns also do not take into account the amount of any applicable Credit Enhancement under the Putnam Allstate Advisor Plus Contract.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

     Annualized Return = (1 + r)1/n - 1

     where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year-by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

Set out below are the non-standardized total returns for each Variable Sub-Account since its inception through December 31, 2000. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. Putnam Allstate Advisor Plus Contracts were first offered to the public on September 4, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. The non-standardized total returns shown below do not include the 4% credit enhancement available under the Putnam Allstate Advisor Plus Contract or the withdrawal charge that may be imposed under the Contract.


Putnam Allstate Advisor:

Variable Sub-Account                           1Year     5 Year         Since Inception
- ---------------------------------------- ----------- ------------- -------------------

Putnam American Government Income*               N/A         N/A        12.25%
Putnam Asia Pacific                            -45.03%       N/A        -2.49%
Growth
Putnam Capital Appreciation*                     N/A         N/A       -30.83%
Putnam Diversified                              -1.41%       N/A        -1.64%
Income
The George Putnam Fund of                        8.26%       N/A         0.40%
Boston
Putnam Global Asset Allocation                  -6.05%       N/A         0.30%
Putnam Global Growth                           -30.62%       N/A         5.10%
Putnam Growth and Income                         6.58%       N/A        -1.35%
Putnam Growth Opportunities*                     N/A         N/A       -27.68%
Putnam Health Sciences                          37.26%       N/A        25.09%
Putnam High Yield                               -9.65%       N/A        -6.25%
Putnam Income                                    6.45%       N/A         2.02%
Putnam International Growth                    -10.69%       N/A        16.35%
Putnam International Growth and Income           0.07%       N/A         5.72%
Putnam International New Opportunities         -39.43%       N/A         5.77%
Putnam Investors                               -19.65%       N/A        -1.34%
Putnam Money Market                              4.53%       N/A         3.67%
Putnam New Opportunities                       -27.12%       N/A         8.35%
Putnam New Value                                20.85%       N/A         3.71%
Putnam OTC & Emerging Growth                   -51.70%       N/A        -2.53%
Putnam Research                                 -3.20%       N/A         7.16%
Putnam Small Cap Value                          22.89%       N/A        15.14%
Putnam Technology*                               N/A         N/A       -67.86%
Putnam Utilities Growth and Income              16.05%       N/A         9.22%
Putnam Vista                                    -5.28%       N/A        18.81%
Putnam                                         -17.58%       N/A        10.44%
Voyager
Putnam Voyager                                   N/A         N/A       -71.90%
II*



Putnam Allstate Advisor Plus:


Variable Sub-Account                           1Year     5 Year         Since Inception
- --------------------------------------   -----------   -----------  -------------------

Putnam American Government Income*               N/A         N/A         11.86%
Putnam Asia Pacific                            -45.23%       N/A        -35.67%
Growth
Putnam Capital Appreciation*                     N/A         N/A        -31.07%
Putnam Diversified                              -1.76%       N/A         -1.65%
Income
The George Putnam Fund of                        7.88%       N/A          7.24%
Boston
Putnam Global Asset Allocation                  -6.38%       N/A         -4.11%
Putnam Global Growth                           -30.87%       N/A        -20.93%
Putnam Growth and Income                         6.21%       N/A          5.86%
Putnam Growth Opportunities*                     N/A         N/A        -27.93%
Putnam Health Sciences                          36.78%       N/A         42.52%
Putnam High Yield                               -9.97%       N/A         -9.12%
Putnam Income                                    6.08%       N/A          4.21%
Putnam International Growth                    -11.01%       N/A         -2.94%
Putnam International Growth and Income          -0.29%       N/A          0.83%
Putnam International New Opportunities         -39.64%       N/A        -30.06%
Putnam Investors                               -19.93%       N/A        -13.53%
Putnam Money Market                              4.16%       N/A          4.12%
Putnam New Opportunities                       -27.38%       N/A        -17.88%
Putnam New Value                                20.43%       N/A         20.30%
Putnam OTC & Emerging Growth                   -51.88%       N/A        -45.53%
Putnam Research                                 -3.54%       N/A          2.51%
Putnam Small Cap Value                          22.46%       N/A         26.71%
Putnam Technology*                               N/A         N/A        -67.98%
Putnam Utilities Growth and Income              15.64%       N/A         14.02%
Putnam Vista                                    -5.61%       N/A          5.97%
Putnam                                         -17.87%       N/A         -8.11%
Voyager
Putnam Voyager                                   N/A         N/A        -72.00%
II*

* Non-standardized total returns for the Putnam American Government Income, Putnam Capital Appreciation, Putnam Growth Opportunities, Putnam Technology and Putnam Voyager II Variable Sub-Accounts are not annualized.

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the same method that we use to compute standardized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Funds and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract.

Set out below are the adjusted historical total returns for each Variable Sub-Accounts since the Fund's inception through December 31, 2000. The adjusted historical total returns shown include the 4% credit enhancement available under the Putnam Allstate Advisor Plus Contract as well as the applicable withdrawal charge that may be imposed under the Contract. Each of the Funds' Class IB shares corresponding to the Variable Sub-Accounts were first offered on April 30, 1998, except for the Putnam VT Diversified Income, Putnam VT Growth and Income, and Putnam VT International Growth Funds, which were first offered on April 6, 1998, the Putnam VT Research Fund, which was first offered on September 30, 1998, the Putnam VT Small Cap Value Fund, which was first offered on April 30, 1999, the Putnam VT American Government Income and Putnam VT Growth Opportunities Funds, which were first offered on January 31, 2000, the Putnam VT Technology Fund, which was first offered on June 14, 2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which were first offered on October 2, 2000. For periods prior to the inception dates of the Funds' Class IB shares, the performance shown is based on the historical performance of the Funds' Class IA shares, adjusted to reflect the current expenses of the Funds' Class IB shares. The inception dates for the Funds are as follows:

- ------------------------------------------------- ----------------------
Variable Sub-Account                                 Inception Date of
                                                     Corresponding Fund

- ------------------------------------------------- ----------------------
- ------------------------------------------------- ----------------------
Putnam American Government Income                    January 31, 2000
Putnam Asia Pacific Growth                           May 1, 1995
Putnam Capital Appreciation                          October 2, 2000
Putnam Diversified Income                            September 15, 1993
The George Putnam Fund of Boston                     April 30, 1998
Putnam Global Asset Allocation                       February 1, 1988
Putnam Global Growth                                 May 1, 1990
Putnam Growth and Income                             February 1, 1988
Putnam Growth Opportunities                          January 31, 2000
Putnam Health Sciences                               April 30, 1998
Putnam High Yield                                    February 1, 1988
Putnam Income                                        February 1, 1988
Putnam International Growth                          January 2, 1997
Putnam International Growth and Income               January 2, 1997
Putnam International New Opportunities               January 2, 1997
Putnam Investors                                     April 30, 1998
Putnam Money Market                                  February 1, 1988
Putnam New Opportunities                             May 2, 1994
Putnam New Value                                     January 2, 1997
Putnam OTC & Emerging Growth                         April 30, 1998
Putnam Research                                      September 29, 1998
Putnam Small Cap Value                               April 30, 1999
Putnam Technology                                    June 14, 2000
Putnam Utilities Growth and Income                   May 1, 1992
Putnam Vista                                         January 2, 1997
Putnam Voyager                                       February 1, 1988
Putnam Voyager II                                    October 2, 2000
- ------------------------------------------------- ----------------------

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below.




Putnam Allstate Advisor:


Variable Sub-Account                            1Year     5 Year         10 Year  or
                                                                         Since Inception
- -------------------------------            ----------- ------------- -------------------

Putnam American Government Income*               N/A         N/A         5.12%
Putnam Asia Pacific                            -51.05%      -1.64%      -1.22%
Growth
Putnam Capital Appreciation*                     N/A         N/A        -46.13%
Putnam Diversified                              -7.43%       1.26%        2.88%
Income
The George Putnam Fund of                        2.24%        N/A         1.53%
Boston
Putnam Global Asset Allocation                 -12.06%      8.93%       10.12%
Putnam Global Growth                           -36.64%      13.11%      11.74%
Putnam Growth and Income                         0.57%      11.97%      13.03%
Putnam Growth Opportunities*                     N/A         N/A       -31.17%
Putnam Health Sciences                          31.25%       N/A        12.14%
Putnam High Yield                              -15.66%      1.39%        9.46%
Putnam Income                                    0.43%      3.01%        6.07%
Putnam International Growth                    -16.71%       N/A        16.57%
Putnam International Growth and Income          -5.95%       N/A        11.48%
Putnam International New Opportunities         -45.45%       N/A         7.13%
Putnam Investors                               -25.67%       N/A         4.99%
Putnam Money Market                             -1.49%      3.17%        3.20%
Putnam New Opportunities                       -33.14%     14.19%       17.88%
Putnam New Value                                14.84%       N/A         8.95%
Putnam OTC & Emerging Growth                   -57.72%       N/A         1.00%
Putnam Research                                 -9.22%       N/A        15.98%
Putnam Small Cap Value                          16.88%       N/A        11.80%
Putnam Technology*                               N/A         N/A       -59.06%
Putnam Utilities Growth and Income              10.04%     12.67%       11.58%
Putnam Vista                                   -11.30%       N/A        18.96%
Putnam                                         -23.59%     16.67%       18.68%
Voyager
Putnam Voyager                                   N/A         N/A       -78.79%
II*


Putnam Allstate Advisor Plus:

Variable Sub-Account                          1Year         5 Year         10 Year  or
                                                                           Since Inception
- ----------------------------------------- -----------   ------------- -------------------

Putnam American Government Income*             N/A             N/A         8.71%
Putnam Asia Pacific                           -49.83%       -1.67%        -1.12%
Growth
Putnam Capital Appreciation*                   N/A             N/A       -38.96%
Putnam Diversified                             -4.63%        1.29%         2.84%
Income
The George Putnam Fund of                       5.39%          N/A         2.19%
Boston
Putnam Global Asset Allocation                 -9.43%        9.10%        10.20%
Putnam Global Growth                          -34.90%       13.34%        11.82%
Putnam Growth and Income                        3.66%       12.19%        13.11%
Putnam Growth Opportunities*                     N/A         N/A         -29.01%
Putnam Health Sciences                         35.45%        N/A          13.01%
Putnam High Yield                             -13.16%        1.42%         9.53%
Putnam Income                                   3.52%        3.07%         6.15%
Putnam International Growth                   -14.25%        N/A          17.11%
Putnam International Growth and Income         -3.10%        N/A          11.96%
Putnam International New Opportunities        -44.03%        N/A           7.54%
Putnam Investors                              -23.53%        N/A           5.71%
Putnam Money Market                             1.53%        3.24%         3.30%
Putnam New Opportunities                      -31.27%       14.45%        18.10%
Putnam New Value                               18.45%        N/A           9.39%
Putnam OTC & Emerging Growth                  -56.75%        N/A           1.64%
Putnam Research                                -6.48%        N/A          17.11%
Putnam Small Cap Value                         20.56%        N/A          13.78%
Putnam Technology*                               N/A         N/A         -56.87%
Putnam Utilities Growth and Income             13.47%       12.90%        11.74%
Putnam Vista                                   -8.64%        N/A          19.52%
Putnam                                        -21.38%      16.96%         18.75%
Voyager
Putnam Voyager                                   N/A         N/A        -76.12%
II*

CALCULATION OF ACCUMULATION UNIT VALUES

- ------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

(1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

- ------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

- ------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. Currently, the State of New York does not assess a premium tax on annuities.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

- ------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, the Contract must provide: (1) if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; (2) if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

QUALIFIED PLANS

- ------------------------------------------------------------------------------


The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract Owners and participants under the plan and Annuitants and Beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

SALES COMMISSIONS

Commissions paid may vary, but in the aggregate are not anticipated to exceed 8.5% of any purchase payment. In addition, under certain circumstances, Allstate New York may pay certain sellers of the contracts a persistency bonus which will take into account, among other things, the length of time purchase payments have been held under a contract and the amount of purchase payments.

EXPERTS

The financial statements and related financial statement schedules of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report..........................................F-1

Financial Statements:

    Statements of Operations and Comprehensive Income for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-2

    Statements of Financial Position
             December 31, 2000 and 1999...............................F-3

    Statements of Shareholder's Equity for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-4

    Statements of Cash Flows for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-5

    Notes to Financial Statements.....................................F-6

    Schedule IV - Reinsurance for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-24

    Schedule V - Valuation and Qualifying Accounts
                  December 31, 2000, 1999 and 1998....................F-25

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago,Illinois
February 23, 2001

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
($ in thousands)                                                  2000                        1999                       1998
                                                           -----------------           -----------------          -----------------
REVENUES

Premiums (net of reinsurance ceded
   of $5,491, $4,253, and $3,204)                          $         104,316           $          63,748          $          85,771
Contract charges                                                      41,885                      38,626                     33,281
Net investment income                                                176,539                     148,331                    134,413
Realized capital gains and losses                                     (5,181)                     (2,096)                     4,697
                                                           -----------------           -----------------          -----------------
                                                                     317,559                     248,609                    258,162
                                                           -----------------           -----------------          -----------------

COSTS AND EXPENSES

Contract benefits (net of reinsurance recoverable
   of $715, $1,166, and $797)                                        233,299                     178,267                    183,839
Amortization of deferred policy acquisition costs                     13,744                       8,985                      7,029
Operating costs and expenses                                          23,985                      20,151                     24,703
                                                           -----------------           -----------------          -----------------
                                                                     271,028                     207,403                    215,571
                                                           -----------------           -----------------          -----------------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                          46,531                      41,206                     42,591
Income tax expense                                                    15,616                      14,640                     14,934
                                                           -----------------           -----------------          -----------------

NET INCOME                                                            30,915                      26,566                     27,657
                                                           -----------------           -----------------          -----------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                     88,008                     (52,672)                    18,427
                                                           -----------------           -----------------          -----------------

COMPREHENSIVE INCOME (LOSS)                                $         118,923           $         (26,106)         $          46,084
                                                           =================           =================          =================







                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                      DECEMBER 31,
                                                                         -------------------------------------
                                                                               2000                 1999
                                                                         ----------------     ----------------
($ in thousands, except par value data)
ASSETS
Investments
  Fixed income securities, at fair value
   (amortized cost $2,260,087 and $1,858,216)                            $      2,476,132     $      1,912,545
  Mortgage loans                                                                  207,857              166,997
  Short-term                                                                       58,224               46,037
  Policy loans                                                                     31,772               31,109
                                                                         ----------------     ----------------
     Total investments                                                          2,773,985            2,156,688

Cash                                                                                2,162                1,135
Deferred policy acquisition costs                                                 124,601              106,932
Accrued investment income                                                          32,422               25,712
Reinsurance recoverables, net                                                       1,269                1,949
Other assets                                                                        7,980                7,803
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL ASSETS                                                        $      3,502,508     $      2,743,924
                                                                         ================     ================

LIABILITIES
Reserve for life-contingent contract benefits                            $      1,226,349     $      1,098,016
Contractholder funds                                                            1,107,495              839,157
Current income taxes payable                                                       11,723               10,132
Deferred income taxes                                                              53,181                3,077
Other liabilities and accrued expenses                                            117,304               41,218
Payable to affiliates, net                                                          3,556                4,731
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL LIABILITIES                                                          3,079,697            2,440,036
                                                                         ----------------     ----------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000
   shares authorized, issued and outstanding                                        2,500                2,500
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   256,282              225,367

Accumulated other comprehensive income:
  Unrealized net capital gains                                                    118,242               30,234
                                                                         ----------------     ----------------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                 118,242               30,234
                                                                         ----------------     ----------------
     TOTAL SHAREHOLDER'S EQUITY                                                   422,811              303,888
                                                                         ----------------     ----------------
     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $      3,502,508     $      2,743,924
                                                                         ================     ================



                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                   -----------------------------------------------------------
                                                                         2000                 1999                  1998
                                                                   ----------------     ----------------      ----------------
($ in thousands)
COMMON STOCK
Balance, beginning of year                                         $          2,500     $          2,000      $          2,000
Issuance of stock                                                                 -                  500                     -
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                          2,500                2,500                 2,000
                                                                   ----------------     ----------------      ----------------

ADDITIONAL CAPITAL PAID-IN                                         $         45,787     $         45,787      $         45,787
                                                                   ----------------     ----------------      ----------------

RETAINED INCOME
Balance, beginning of year                                         $        225,367     $        198,801      $        171,144
Net income                                                                   30,915               26,566                27,657
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        256,282              225,367               198,801
                                                                   ----------------     ----------------      ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                         $         30,234     $         82,906      $         64,479
Change in unrealized net capital gains
     and losses                                                              88,008              (52,672)               18,427
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        118,242               30,234                82,906
                                                                   ----------------     ----------------      ----------------

TOTAL SHAREHOLDER'S EQUITY                                         $        422,811     $        303,888      $        329,494
                                                                   ================     ================      ================






                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------
($ in thousands)                                                          2000                    1999                    1998
                                                                     --------------          --------------          --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                           $       30,915          $       26,566          $    27,657
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (45,051)                (37,619)             (34,890)
       Realized capital gains and losses                                      5,181                   2,096               (4,697)
       Interest credited to contractholder funds                             52,499                  36,736               41,200
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          75,031                  38,527               53,343
           Deferred policy acquisition costs                                (25,303)                (17,262)             (16,693)
           Income taxes payable                                               4,305                   2,094               13,865
           Other operating assets and liabilities                           (11,916)                 13,049              (15,974)
                                                                     --------------          --------------          -----------
               Net cash provided by operating activities                     85,661                  64,187               63,811
                                                                     --------------          --------------          -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              164,125                 161,443               65,281
Investment collections
       Fixed income securities                                               42,449                  21,822              159,648
       Mortgage loans                                                        15,681                   7,479                5,855
Investments purchases
       Fixed income securities                                             (516,908)               (383,961)            (292,444)
       Mortgage loans                                                       (55,914)                (31,888)             (24,252)
Change in short-term investments, net                                        16,139                  29,493              (55,846)
Change in policy loans, net                                                    (663)                 (1,489)              (2,020)
                                                                     --------------          --------------          -----------
               Net cash used in investing activities                       (335,091)               (197,101)            (143,778)
                                                                     --------------          --------------          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                            -                     500                    -
Contractholder fund deposits                                                408,711                 197,439              137,473
Contractholder fund withdrawals                                            (158,254)                (67,007)             (54,782)
                                                                     --------------          --------------          -----------
               Net cash provided by financing activities                    250,457                 130,932               82,691
                                                                     --------------          --------------          -----------

NET INCREASE (DECREASE) IN CASH                                               1,027                  (1,982)               2,724
CASH AT THE BEGINNING OF YEAR                                                 1,135                   3,117                  393
                                                                     --------------          --------------          -----------
CASH AT END OF YEAR                                                  $        2,162          $        1,135          $     3,117
                                                                     ==============          ==============          ===========


                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

     To conform with the 2000 presentation, certain amounts in the prior year's financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets a broad line of life insurance and investment products in the state of New York through a combination of Allstate agents, which include life specialists and Personal Financial Representatives, securities firms, banks, specialized brokers and direct response marketing. Life insurance products consist of interest-sensitive life, traditional products, including term and whole life and immediate annuities with life contingencies. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. In 2000, annuity premiums and deposits represented 88.2% of the Company's total statutory premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions for losses are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes collateral received in connection with certain securities lending activities. Policy loans are carried at the unpaid principal balances.

     Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company utilizes financial futures contracts that are derivative financial instruments. By meeting specific criteria, these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

     If subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company may terminate the derivative position. Gains and losses on ineffective hedges are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

     The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholders, interest credited to the contractholder account balances and one or more amounts assessed against the contractholders. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


balances for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balances.

     Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balances for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balances.

     Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS

     Certain costs that vary with and are primarily related to acquiring life and investment business, principally agents or brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income.

     For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business in-force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the present value of the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized gain or loss included in shareholder's equity.

     The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


current crediting rates.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable there from are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS

     The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay in implementation was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, which amends the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. As required, the Company has prospectively adopted the provisions of SFAS No. 133 and SFAS No. 138 ("statements") as of January 1, 2001. The cumulative impact of adoption is not material to either the financial position or results of operations of the Company.

     Upon adoption, assets and liabilities pertaining to derivatives (some previously off-balance sheet), embedded derivatives and hedged risks are carried at fair value. In connection with adopting the statements, all hedging relationships were designated anew. The Company's economic hedging strategies did not change as a result of adopting the statements, however, the accounting for most other strategies did change. The fair value of the derivative and the hedged risk in economic hedging strategies which qualify for hedge accounting will be matched together in Net income. For derivatives in economic hedging strategies which do not qualify as accounting hedges, the current settlement portion in Net income together with the risk being economically hedged while the change in value of the final settlement portion of the derivative will be classified as a component of Realized capital gains and losses.

     Hedge ineffectiveness from open accounting hedges will be reported in Realized capital gains and losses. Additionally, the market value changes of embedded derivatives reported separately will be classified in Realized capital gains and losses, provided the item is not economically hedged. Separation of the convertible feature from fixed maturity securities generally results in discounted security and a new basis of accretion of discount.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured. (See Note 8 for amounts ceded to ALIC).

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $16,189, $14,561 and $12,747 of structured settlement annuities, a type of immediate annuity, in 2000, 1999 and 1998, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,392, $4,298 and $5,152 relate to structured settlement annuities with life contingencies and are included in premium income in 2000, 1999 and 1998, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.29 billion and $1.19 billion at December 31, 2000 and 1999, respectively.

BUSINESS OPERATIONS

     The Company utilizes services performed by AIC and ALIC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $15,602, $16,155 and $23,369 in 2000, 1999 and 1998, respectively. A portion of these expenses relate to the acquisition of business that are deferred and amortized over the contract period.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

BROKER/DEALER AGREEMENT

     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between the Company and Putnam. The Company incurred $10,932 of commission expenses and other distribution expenses payable to ADLLC during 2000. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program, for which ADLLC reimbursed the Company $549 for the year ended December 31, 2000.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

4.   INVESTMENTS

     FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                    AMORTIZED             ------------------                FAIR
                                                      COST             GAINS              LOSSES            VALUE
                                                      ----             -----              ------            -----
AT DECEMBER 31, 2000
U.S. government and agencies                     $      461,621    $      137,950    $          (81)   $      599,490
Municipal                                                97,310             2,626              (858)           99,078
Corporate                                             1,227,247            70,431           (20,527)        1,277,151
Foreign government                                       66,680            13,367                 -            80,047
Mortgage-backed securities                              368,614            13,004              (669)          380,949
Asset-backed securities                                  38,615               831               (29)           39,417
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    2,260,087    $      238,209    $      (22,164)   $    2,476,132
                                                 ==============    ==============    ==============    ==============

AT DECEMBER 31, 1999
U.S. government and agencies                     $      413,875    $       53,717    $       (2,705)   $      464,887
Municipal                                                60,256               997            (1,976)           59,277
Corporate                                               996,298            36,303           (31,695)        1,000,906
Foreign government                                       61,987             3,217              (639)           64,565
Mortgage-backed securities                              291,304             4,770            (7,370)          288,704
Asset-backed securities                                  34,496                26              (316)           34,206
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030    $      (44,701)   $    1,912,545
                                                 ==============    ==============    ==============    ==============

SCHEDULED MATURITIES
      The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                                                          AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----
Due in one year or less                                                 $      11,073    $      11,075
Due after one year through five years                                         310,910          318,412
Due after five years through ten years                                        291,686          302,094
Due after ten years                                                         1,239,189        1,424,185
                                                                        -------------    -------------
                                                                            1,852,858        2,055,766
Mortgage- and asset-backed securities                                         407,229          420,366
                                                                        -------------    -------------
  Total                                                                 $   2,260,087    $   2,476,132
                                                                        =============    =============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $     160,919     $     135,561     $     124,100
Mortgage loans                                                       14,899            12,346            10,309
Other                                                                 3,227             3,495             2,940
                                                              -------------     -------------     -------------
  Investment income, before expense                                 179,045           151,402           137,349
  Investment expense                                                  2,506             3,071             2,936
                                                              -------------     -------------     -------------
  Net investment income                                       $     176,539     $     148,331     $     134,413
                                                              =============     =============     =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $      (2,089)    $      (2,207)    $       4,755
Mortgage loans                                                          697                42               (65)
Other                                                                (3,789)               69                 7
                                                              -------------     -------------     -------------

   Realized capital gains and losses                                 (5,181)           (2,096)            4,697
   Income taxes                                                       1,813              (765)            1,644
                                                              -------------     -------------     -------------
   Realized capital gains and losses, after tax               $      (3,368)    $      (1,331)    $       3,053
                                                              =============     =============     =============

     Excluding calls and prepayments, gross gains of $2,986, $1,713 and $2,905 and gross losses of $8,864, $3,845 and $164 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                                                GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST     FAIR VALUE           GAINS             LOSSES           NET GAINS
                                    --------------     -----------       -----------       -----------       -----------
Fixed income securities              $ 2,260,087       $ 2,476,132       $   238,209       $   (22,164)      $   216,045
                                     -----------       -----------       -----------       -----------       -----------
Reserve for life-contingent
  contract benefits                                                                                              (26,500)
Deferred acquisition costs                                                                                        (7,634)
Deferred income taxes                                                                                            (63,669)
                                                                                                             -----------
Unrealized net capital gains                                                                                 $   118,242
                                                                                                             ===========

CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                                       2000             1999              1998
                                                                              ----             ----              ----
Fixed income securities                                                  $   161,716       $  (262,766)      $    70,948
Reserves for life contingent-contract benefits                               (18,685)          179,891           (42,251)
Deferred income taxes                                                        (47,389)           28,362            (9,922)
Deferred policy acquisition costs and other                                   (7,634)            1,841              (348)
                                                                         -----------       -----------       -----------
Increase (decrease) in unrealized net capital gains                      $    88,008       $   (52,672)      $    18,427
                                                                         ===========       ===========       ===========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES

     Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 in 1998. There were no provisions for investment losses in 2000 or 1999.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The Company had no impaired loans at December 31, 2000 and 1999.

     The valuation allowance for mortgage loans at December 31, 2000, 1999 and 1998 were $119, $600 and $600, respectively. Net additions and reductions to the mortgage loan valuation allowances were ($481), $0 and $114 for the year ended December 31, 2000, 1999 and 1998, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of municipal bond portfolio carrying value)                                    2000                 1999
                                                                                  ----                 ----
         California                                                               23.4%                20.2%
         Pennsylvania                                                             14.9                  7.5
         Nebraska                                                                 10.8                  -
         Ohio                                                                     10.7                 16.4
         Nevada                                                                    8.6                  -
         Utah                                                                      8.1                  -
         Illinois                                                                  6.9                 11.6

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         California                                                               30.8%                34.9%
         New York                                                                 26.8                 27.6
         New Jersey                                                               16.0                 12.3
         Illinois                                                                 14.3                 13.2
         Pennsylvania                                                              6.8                  9.7

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         Retail                                                                    29.0%                33.1%
         Office buildings                                                          21.2                 18.9
         Warehouse                                                                 18.4                 18.5
         Apartment complex                                                         17.4                 15.8
         Industrial                                                                 6.9                  4.6
         Other                                                                      7.1                  9.1
                                                                                  ------               ------
                                                                                  100.0%               100.0%
                                                                                  ======               ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2000, are as follows:

                                                      NUMBER OF LOANS      CARRYING VALUE           PERCENT
                                                      ---------------      --------------           -------
2001                                                              3        $        3,072             1.5%
2002                                                              2                 5,631             2.7
2003                                                              0                     -               -
2004                                                              3                 3,739             1.8
2005                                                              3                 7,696             3.7
Thereafter                                                       39               187,719            90.3
                                                        -----------        --------------           ------
     Total                                                       50        $      207,857           100.0%
                                                        ===========        ==============           ======

     In 2000, $4.5 million of commercial mortgage loans were contractually due. Of these, 51.1% were paid as due and 48.9% were refinanced at prevailing market terms.

     The Company participates in securities lending programs with third parties, primarily large brokerage firms. At December 31, 2000, fixed income securities with a carrying value of $89,241 have been pledged as collateral under these lending agreements. As security, the Company receives cash collateral that is included in Short-term investments with an offsetting liability recorded in Other liabilities.

SECURITIES ON DEPOSIT

     At December 31, 2000, fixed income securities with a carrying value of $2,159 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                               2000                                       1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                 CARRYING             FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Fixed income securities        $  2,476,132          $  2,476,132          $  1,912,545        $  1,912,545
Mortgage loans                      207,857               212,345               166,997             159,853
Short-term                           58,224                58,224                46,037              46,037
Policy loans                         31,772                31,772                31,109              31,109
Separate Accounts                   560,089               560,089               443,705             443,705

CARRYING VALUE AND FAIR VALUE INCLUDES THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values approximate fair value.

     The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                  2000                                    1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                CARRYING              FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Contractholder funds on
   investment contracts        $    874,158          $    850,767           $    627,488       $    605,113
Separate Accounts                   560,089               560,089                443,705            443,705

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                 CARRYING VALUE
                                                CONTRACT        CREDIT               FAIR            ASSETS/
                                                 AMOUNT         EXPOSURE             VALUE        (LIABILITIES)
                                                 ------         --------             -----         -----------
AT DECEMBER 31, 2000
--------------------
Financial futures contracts                    $    21,500     $        -        $        (32)    $        (54)

AT DECEMBER 31, 1999
--------------------
Financial futures contracts                    $     8,700     $        -        $        (29)    $        588

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

     The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

     Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions that are probable to occur and are generally completed within 90 days.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to borrowers. At December 31, 2000, the Company did not have any mortgage loan commitments outstanding.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


6.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2000 and 1999 are as follows:

                                                                      2000                   1999
                                                                      ----                   ----
          Balance, beginning of year                             $     106,932          $      87,830
          Acquisition costs deferred                                    39,047                 26,247
          Amortization charged to income                               (21,994)                (8,861)
          Adjustment from unlocking assumptions                          8,250                   (124)
          Effect of unrealized gains and (losses)                       (7,634)                 1,840
                                                                 -------------          -------------
          Balance, end of year                                   $     124,601          $     106,932
                                                                 =============          =============

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                          2000             1999
                                                                          ----             ----
          Immediate annuities:
             Structured settlement annuities                          $ 1,147,530      $ 1,024,049
             Other immediate annuities                                      4,449            2,933
          Traditional life                                                 72,157           70,254
          Other                                                             2,213              780
                                                                      -----------      -----------
             Total Reserve for life-contingent contract benefits      $ 1,226,349      $ 1,098,016
                                                                      ===========      ===========

     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 11.5% for immediate annuities and 4.0% to 7.8% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established, if necessary, and have been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $26.5 million and $8 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2000 and 1999, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     At December 31, Contractholder funds consists of the following:

                                                                    2000                    1999
                                                                    ----                    ----
          Interest-sensitive life                               $   233,320             $   211,729
          Fixed annuities:
               Immediate annuities                                  337,282                 303,564
               Deferred annuities                                   486,893                 273,864
          Other investment contracts                                 50,000                  50,000
                                                                -----------             -----------
               Total contractholder funds                       $ 1,107,495             $   839,157
                                                                ===========             ===========

     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.3% to 7.0% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.6% to 8.0% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 8.1% of deferred annuities are subject to a market value adjustment.

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.
(See Note 3 for discussion of reinsurance agreements with ALIC.)

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
PREMIUMS AND CONTRACT CHARGES
Direct                                                                              $ 150,498    $ 105,580    $ 121,881
Assumed - non-affiliate                                                                 1,194        1,047          375
Ceded
    Affiliate                                                                          (4,621)      (3,408)      (2,518)
    Non-affiliate                                                                        (870)        (845)        (686)
                                                                                    ---------    ---------    ---------
      Premiums and contract charges, net of reinsurance                             $ 146,201    $ 102,374    $ 119,052
                                                                                    =========    =========    =========

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
POLICY BENEFITS AND CERTAIN COSTS AND EXPENSES
Direct                                                                              $ 271,326    $ 208,292    $ 216,074
Assumed - non-affiliate                                                                   559          509          205
Ceded
    Affiliate                                                                            (496)        (211)        (315)
    Non-affiliate                                                                        (361)      (1,187)        (393)
                                                                                    ---------    ---------    ---------
      Policy benefits and certain costs and expenses, net of reinsurance            $ 271,028    $ 207,403    $ 215,571
                                                                                    =========    =========    =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     Included in reinsurance recoverables at December 31, 2000 and 1999 are the net amounts owed to ALIC of $569 and $458, respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2000            1999
                                                                             ----            ----
DEFERRED ASSETS
Life and annuity reserves                                                $    49,070     $    42,248
Discontinued operations                                                          366             366
Other postretirement benefits                                                    284             296
Other assets                                                                   1,150           1,319
                                                                         -----------     -----------

      Total deferred assets                                                   50,870          44,229

DEFERRED LIABILITIES

Deferred policy acquisition costs                                            (32,047)        (25,790)
Unrealized net capital gains                                                 (63,669)        (16,280)
Difference in tax bases of investments                                        (5,952)         (3,194)
Prepaid commission expense                                                      (759)           (682)
Other liabilities                                                             (1,624)         (1,360)
                                                                         -----------     -----------

      Total deferred liabilities                                            (104,051)        (47,306)
                                                                         -----------     -----------

      Net deferred liability                                             $   (53,181)    $    (3,077)
                                                                         ===========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                        2000         1999         1998
                                                        ----         ----         ----
Current                                               $ 12,901     $  8,650     $ 13,679
Deferred                                                 2,715        5,990        1,255
                                                      --------     --------     --------
      Total income tax expense                        $ 15,616     $ 14,640     $ 14,934
                                                      ========     ========     ========

     The Company paid income taxes of $11,310, $12,547 and $3,788 in 2000, 1999 and 1998, respectively. The Company had a current income tax liability of $11,723 and $10,132 at December 31, 2000 and 1999, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                              2000             1999              1998
                                                              ----             ----              ----
Statutory federal income tax rate                            35.0%            35.0%             35.0%
State income tax expense                                      1.0              1.6               1.6
Other                                                        (2.4)            (1.1)             (1.5)
                                                             ----             ----              ----
Effective income tax rate                                    33.6%            35.5%             35.1%
                                                             ====             ====              ====

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The Company's statutory capital and surplus was $238,158 and $214,738 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $26,088, $18,767 and $13,649 for the years ended December 31, 2000, 1999 and
1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

     The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, New York, has rejected certain accounting principles, specifically Statement of Statutory Accounting Principle ("SSAP") No. 10, accounting for taxes and continues to review codification and existing statutory accounting requirements to align existing state laws and regulations as necessary. The Company currently estimates it will record an increase to surplus of approximately $4.5 million at implementation. The increase to surplus is primarily due to favorable treatment investment write-downs receive within the asset valuation reserve and the reclassification of private placement prepayment penalties and mortgage loan make-whole fees from the interest maintenance reserve to investment income. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the New York State Insurance Department is $23,566.

     In the twelve-month period beginning January 1, 2000, the Company did not pay any dividends.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION PLANS

     Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(62), $(263) and $382 for the pension plans in 2000, 1999 and 1998, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING PLAN

     Employees of the Corporation are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). Contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense was $198, $176, $567 in 2000, 1999 and 1998, respectively.

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                                1999                              1998
                            ---------------------------------- ----------------------------------- --------------------------------
                                                      After-                              After-                            After-
                               Pretax       Tax        tax        Pretax       Tax         tax       Pretax       Tax        tax
                               ------       ---        ---        ------       ---         ---       ------       ---        ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
   Unrealized holding
      gains (losses)
      arising during
      the period             $ 129,754   $ (45,414)  $ 84,340   $ (83,241)  $  29,134   $ (54,107)  $ 33,218   $ (11,626)  $ 21,592
   Less: reclassification
      adjustments               (5,643)      1,975     (3,668)     (2,207)        772      (1,435)     4,869      (1,704)     3,165
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Unrealized net capital
  gains (losses)               135,397     (47,389)    88,008     (81,034)     28,362     (52,672)    28,349      (9,922)    18,427
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Other comprehensive
  income (loss)              $ 135,397   $ (47,389)  $ 88,008   $ (81,034)  $  28,362   $ (52,672)  $ 28,349   $  (9,922)  $ 18,427
                             =========   =========   ========   =========   =========   =========   ========   =========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 2000                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    15,916,421    $      1,592,962    $    14,323,459
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       143,550    $          4,706    $       138,844
    Accident and health                                                   8,142                 785              7,357
                                                                ---------------    ----------------    ---------------
                                                                $       151,692    $          5,491    $       146,201
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    14,140,049    $      1,066,993    $    13,073,056
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $        99,760    $          3,397    $        96,363
    Accident and health                                                   6,867                 856              6,011
                                                                ----------------   ----------------    ---------------
                                                                $       106,627    $          4,253    $       102,374
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    12,656,826    $        857,500    $    11,799,326
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       116,455    $          2,318    $       114,137
    Accident and health                                                   5,801                 886              4,915
                                                                ---------------    ----------------    ---------------
                                                                $       122,256    $          3,204    $       119,052
                                                                ===============    ================    ===============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)

                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------
YEAR ENDED DECEMBER 31, 2000
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $        481     $         119
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1999
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $          -     $         600
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1998
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         486     $        114      $          -     $         600
                                                  =============     ============      ============     =============

---------------------------------------------
ALLSTATE LIFE OF NEW
YORK SEPARATE
ACCOUNT A

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
AND FOR THE PERIODS ENDED DECEMBER 31, 2000
AND DECEMBER 31, 1999, AND INDEPENDENT
AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Separate Account A (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Separate Account A as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the periods then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
           AIM V.I. Aggressive Growth,  259,851 shares (cost $4,244,119)                                             $ 3,799,027
           AIM V.I. Balanced,  211,729 shares (cost $2,761,744)                                                        2,640,215
           AIM V.I. Blue Chip,  404,271 shares (cost $4,050,013)                                                       3,711,159
           AIM V.I. Capital Appreciation,  376,399 shares (cost $10,954,385)                                          11,608,124
           AIM V.I. Capital Development,  71,714 shares (cost $945,473)                                                  931,544
           AIM V.I. Dent Demographics,  215,274 shares (cost $2,141,577)                                               1,767,403
           AIM V.I. Diversified Income,  283,957 shares (cost $3,028,952)                                              2,691,846
           AIM V.I. Global Utilities,  99,894 shares (cost $2,059,360)                                                 2,113,755
           AIM V.I. Government Securities,  147,301 shares (cost $1,642,679)                                           1,643,882
           AIM V.I. Growth,  431,651 shares (cost $11,646,015)                                                        10,713,549
           AIM V.I. Growth and Income,  652,001 shares (cost $16,384,463)                                             17,075,848
           AIM V.I. High Yield,  42,841 shares (cost $342,483)                                                           272,471
           AIM V.I. International Equity,  263,208 shares (cost $5,806,988)                                            5,295,751
           AIM V.I. Money Market,  1534,448 shares (cost $1,534,448)                                                   1,534,448
           AIM V.I. Telecommunications,  99,542 shares (cost $2,973,899)                                               1,844,505
           AIM V.I. Value,  906,400 shares (cost $25,849,364)                                                         24,753,764

      Allocation to Sub-Accounts investing in the Delaware Group Premium Fund, Inc.:
           Delaware GP Small Cap Value,  4,732 shares (cost $75,627)                                                      83,522
           Delaware GP Trend,  1,715 shares (cost $58,046)                                                                51,097

      Allocation to Sub-Account investing in the Dreyfus Variable Investment Fund:
           VIF Capital Appreciation,  328 shares (cost $13,424)                                                           12,768
           VIF Growth & Income,  0 shares (cost $0)                                                                            -
           VIF Money Market,  0 shares (cost $0)                                                                               -

      Allocation to Sub-Account investing in the Dreyfus Socially Responsible Growth Fund, Inc.,  2,971 shares
           (cost $110,757)                                                                                               102,411

      Allocation to Sub-Account investing in the Dreyfus Stock Index Fund,  7,799 shares (cost $283,537)                 265,181

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
           VIP Equity-Income,  701 shares (cost $17,184)                                                                  17,892
           VIP Growth,  8,098 shares (cost $360,734)                                                                     353,489
           VIP Growth Opportunities,  2,502 shares (cost $48,298)                                                         44,384
           VIP High Income,  34 shares (cost $275)                                                                           276
           VIP Overseas,  2,316 shares (cost $48,973)                                                                     46,287

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:
           VIP II Contrafund,  7,880 shares (cost $191,268)                                                              187,061
           VIP II Investment Grade Bond,  109 shares (cost $1,375)                                                         1,376

      Allocation to Sub-Accounts investing in the Goldman Sachs Variable Insurance Trust:
           VIT Capital Growth,  0 shares (cost $0)                                                                             -
           VIT CORE Small Cap Equity,  0 shares (cost $0)                                                                      -
           VIT CORE U.S. Equity,  0 shares (cost $0)                                                                           -
           VIT Global Income,  0 shares (cost $0)                                                                              -
           VIT International Equity,  0 shares (cost $0)                                                                       -

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Accounts investing in the HSBC Variable Insurance Funds:
           HSBC VI Cash Management,  154,992 shares (cost $154,992)                                                    $ 154,992
           HSBC VI Fixed Income,  2,540 shares (cost $25,398)                                                             25,399
           HSBC VI Growth & Income,  36,389 shares (cost $370,546)                                                       373,355

      Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
           MFS Emerging Growth,  0 shares (cost $0)                                                                            -
           MFS Growth with Income,  0 shares (cost $0)                                                                         -
           MFS High Income,  102 shares (cost $1,000)                                                                        999
           MFS New Discovery,  3,689 shares (cost $56,251)                                                                61,268
           MFS Research,  0 shares (cost $0)                                                                                   -

      Allocation to Sub-Accounts investing in the Oppenheimer Variable Account Funds:
           Oppenheimer Aggressive Growth,  1,370 shares (cost $112,180)                                                   96,930
           Oppenheimer Capital Appreciation,  18 shares (cost $825)                                                          817
           Oppenheimer Global Securities,  0 shares (cost $0)                                                                  -
           Oppenheimer Main Street Growth & Income,  15,425 shares (cost $350,604)                                       327,931
           Oppenheimer Small Cap Growth,  189 shares (cost $2,173)                                                         2,096
           Oppenheimer Strategic Bond,  19,212 shares (cost $89,899)                                                      90,106

      Allocation to Sub-Accounts investing in the Putnam Variable Trust:
           American Government Income,  43,998 shares (cost $477,540)                                                    478,256
           Asia Pacific Growth,  23,736 shares (cost $308,002)                                                           220,029
           Capital Appreciation,  9,826 shares (cost $87,844)                                                             89,021
           Diversified Income,  329,228 shares (cost $3,017,705)                                                       2,999,265
           The George Putnam Fund of Boston,  278,207 shares (cost $2,815,369)                                         3,043,586
           Global Asset Allocation,  47,324 shares (cost $805,323)                                                       788,883
           Global Growth,  323,641 shares (cost $7,293,479)                                                            5,831,977
           Growth & Income,  768,976 shares (cost $18,698,014)                                                        19,808,780
           Growth Opportunities,  454,053 shares (cost $4,584,191)                                                     3,537,075
           Health Sciences,  336,552 shares (cost $4,559,301)                                                          4,906,923
           High Yield,  126,974 shares (cost $1,217,507)                                                               1,138,937
           Income,  185,089 shares (cost $2,244,645)                                                                   2,328,423
           International Growth,  442,863 shares (cost $8,351,019)                                                     7,825,360
           International Growth & Income,  126,069 shares (cost $1,676,364)                                            1,670,397
           International New Opportunities,  216,494 shares (cost $4,165,507)                                          2,959,461
           Investors,  1,138,669 shares (cost $16,224,389)                                                            14,016,994
           Money Market,  2,590,852 shares (cost $2,590,852)                                                           2,590,852
           New Opportunities,  466,794 shares (cost $18,944,846)                                                      13,896,433
           New Value,  66,020 shares (cost $792,388)                                                                     890,611
           OTC & Emerging Growth,  308,788 shares (cost $5,848,366)                                                    3,405,904
           Research,  266,248 shares (cost $3,956,826)                                                                 3,802,004
           Small Cap Value,  113,940 shares (cost $1,300,973)                                                          1,457,294
           Technology,  86,250 shares (cost $812,858)                                                                    601,163
           Utilities,  133,979 shares (cost $2,253,657)                                                                2,424,992
           Vista,  319,509 shares (cost $7,213,999)                                                                    6,262,353
           Voyager,  429,015 shares (cost $24,805,612)                                                                20,867,257
           Voyager II,  12,530 shares (cost $100,177)                                                                     89,968

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
      ASSETS

      Allocation to Sub-Account investing in the  Scudder Variable Life Investment Fund:
           Balanced,  0 shares (cost $0)                                                                           $           -
           Bond,  0 shares (cost $0)                                                                                           -
           Capital Growth,  0 shares (cost $0)                                                                                 -
           Global Discovery,  0 shares (cost $0)                                                                               -
           Growth & Income,  0 shares (cost $0)                                                                                -
           International,  0 shares (cost $0)                                                                                  -
           Large Company Growth,  0 shares (cost $0)                                                                           -
           Money Market,  22,033 shares (cost $22,033)                                                                    22,032
           21st Century Growth,  1,133 shares (cost $10,023)                                                               9,174

      Allocation to Sub-Accounts investing in the Franklin Templeton Variable Insurance Products Trust:
           Franklin Small Cap,  0 shares (cost $0)                                                                             -
           Templeton Asset Strategy,  345 shares (cost $6,386)                                                             6,596
           Templeton Developing Markets Securities,  0 shares (cost $0)                                                        -
           Templeton Growth Securities,  0 shares (cost $0)                                                                    -
           Templeton International,  4,442 shares (cost $81,272)                                                          82,932
           Templeton Mutual Shares Securities,  0 shares (cost $0)                                                             -

      Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc.
           Equity Growth,  0 shares (cost $0)                                                                                  -
           Fixed Income,  0 shares (cost $0)                                                                                   -
           Global Equity,  0 shares (cost $0)                                                                                  -
           Mid Cap Value,  0 shares (cost $0)                                                                                  -
           Value,  0 shares (cost $0)                                                                                          -

      Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
           LIT Comstock,  332 shares (cost $3,901)                                                                         3,901
           LIT Emerging Growth,  3,000 shares (cost $124,628)                                                            124,302

      Allocation to Sub-Accounts investing in the Wells Fargo Variable Trust:
           Wells Fargo VT Asset,  483 shares (cost $7,237)                                                                 6,676
           Wells Fargo VT Equity-Income,  162 shares (cost $2,668)                                                         2,750
           Wells Fargo VT Growth,  185 shares (cost $3,787)                                                                3,528
                                                                                                                   --------------

               Total Assets                                                                                          222,891,017

      LIABILITIES

      Payable to Allstate Life Insurance Company of New York:
           Accrued contract maintenance charges                                                                           33,948
                                                                                                                   --------------

               Net Assets                                                                                          $ 222,857,069
                                                                                                                   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------


                                                                         AIM Variable Insurance Funds Sub-Accounts
                                                       -----------------------------------------------------------------------------

                                                        AIM V.I.
                                                       Aggressive        AIM V.I.       AIM V.I.   AIM V.I. Capital AIM V.I. Capital
                                                         Growth          Balanced      Blue Chip     Appreciation      Development
                                                       -----------     -----------    -----------    -------------     ----------
   NET INVESTMENT INCOME (LOSS)
   Dividends                                           $         -     $     4,488    $       654    $     325,360    $         -
   Charges from Allstate Life Insurance Company
     of New York:
        Mortality and expense risk                         (22,430)        (10,977)       (13,692)        (150,574)        (4,986)
        Administrative expense                              (1,924)           (954)        (1,257)         (11,408)          (439)
                                                       -----------     -----------    -----------    -------------     ----------

            Net investment income (loss)                   (24,354)         (7,443)       (14,295)         163,378         (5,425)


   NET REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
   Realized gains (losses) from sales of investments:

        Proceeds from sales                                175,092         125,569        137,213        1,021,348         23,728
        Cost of investments sold                           180,145         121,871        138,761          717,488         22,805
                                                       -----------     -----------    -----------    -------------     ----------

            Net realized gains (losses)                     (5,053)          3,698         (1,548)         303,860            923

   Change in unrealized gains (losses)                    (463,486)       (125,980)      (338,853)      (2,222,681)       (19,087)
                                                       -----------     -----------    -----------    -------------     ----------

            Net realized and unrealized gains
                (losses) on investments                   (468,539)       (122,282)      (340,401)      (1,918,821)       (18,164)
                                                       -----------     -----------    -----------    -------------     ----------


   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $  (492,893)    $  (129,725)   $  (354,696)   $  (1,755,443)    $  (23,589)
                                                       ===========     ===========    ===========    =============     ==========


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------


                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                   ---------------------------------------------------------------------------

                                                                      AIM V.I.        AIM V.I.      AIM V.I.
                                                   AIM V.I. Dent    Diversified        Global      Government
                                                    Demographics      Income         Utilities     Securities  AIM V.I. Growth
                                                   -------------    -----------    -------------  -----------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $          20    $   163,804    $   104,779    $    72,283  $       359,608
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (10,087)       (33,842)       (22,750)       (16,406)        (151,714)
     Administrative expense                                 (886)        (2,529)        (1,745)        (1,226)         (11,497)
                                                   -------------    -----------    -------------  -----------  ---------------

         Net investment income (loss)                    (10,953)       127,433         80,284         54,651          196,397


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  73,538        572,194        178,456        259,094          876,989
     Cost of investments sold                             76,275        607,443        154,639        266,498          717,872
                                                   -------------    -----------    -------------  -----------  ---------------

         Net realized gains (losses)                      (2,737)       (35,249)        23,817         (7,404)         159,117

Change in unrealized gains (losses)                     (374,174)       (96,931)      (212,820)        59,552       (3,296,886)
                                                   -------------    -----------    -------------  -----------  ---------------

         Net realized and unrealized gains
             (losses) on investments                    (376,911)      (132,180)      (189,003)        52,148       (3,137,769)
                                                   -------------    -----------    -------------  -----------  ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $    (387,864)   $    (4,747)   $  (108,719)   $   106,799  $    (2,941,372)
                                                   =============    ===========    ===========    ===========  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                                                        AIM V.I.
                                                    AIM V.I. Growth  AIM V.I. High   International   AIM V.I. Money  AIM V.I. Tele-
                                                       and Income        Yield          Equity           Market      communications
                                                    ---------------  -------------   -------------   --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $       529,378  $      33,834   $     353,170   $       76,419  $     220,379
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                            (232,977)        (1,215)        (70,814)         (17,893)       (12,697)
     Administrative expense                                 (17,550)          (107)         (5,400)          (1,339)        (1,119)
                                                    ---------------  -------------   -------------   --------------  -------------

         Net investment income (loss)                       278,851         32,512         276,956           57,187        206,563


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:

     Proceeds from sales                                  1,636,687         42,457         430,210        1,375,113         90,408
     Cost of investments sold                             1,289,231         46,316         354,368        1,375,113         97,958
                                                    ---------------  -------------   -------------   --------------  -------------

         Net realized gains (losses)                        347,456         (3,859)         75,842                -         (7,550)

Change in unrealized gains (losses)                      (3,670,838)       (69,958)     (2,076,303)               -     (1,129,394)
                                                    ---------------  -------------   -------------   --------------  -------------

         Net realized and unrealized gains
             (losses) on investments                     (3,323,382)       (73,817)     (2,000,461)               -     (1,136,944)
                                                    ---------------  -------------   -------------   --------------  -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $    (3,044,531) $     (41,305)  $  (1,723,505)  $       57,187  $    (930,381)
                                                    ===============  =============   =============   ==============  =============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Dreyfus        Dreyfus Socially
                                                       AIM Variable                                  Variable         Responsible
                                                     Insurance Funds   Delaware Group Premium     Investment Fund  Growth Fund, Inc.
                                                       Sub-Accounts    Fund, Inc. Sub-Accounts      Sub-Account       Sub-Account
                                                     --------------  ---------------------------  ----------------  --------------
                                                                                                                   Dreyfus Socially
                                                                       Delaware                                      Responsible
                                                                       GP Small      Delaware      VIF Capital         Growth
                                                     AIM V.I. Value   Cap Value (d) GP Trend (d)  Appreciation (d)  Fund, Inc. (d)
                                                     --------------  -------------- ------------  ----------------  --------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $    1,116,615  $           -  $         -   $          214    $          808
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                            (332,637)          (234)        (156)             (41)             (192)
     Administrative expense                                 (25,158)           (20)         (14)              (3)              (17)
                                                     --------------  -------------  -----------   --------------    --------------

         Net investment income (loss)                       758,820           (254)        (170)             170               599


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  2,871,013            219          157               38               597
     Cost of investments sold                             2,431,555            214          166               40               611
                                                     --------------  -------------  -----------   --------------    --------------

         Net realized gains (losses)                        439,458              5           (9)              (2)              (14)

Change in unrealized gains (losses)                      (5,608,496)         7,895       (6,949)            (656)           (8,346)
                                                     --------------  -------------  -----------   --------------    --------------

         Net realized and unrealized gains
             (losses) on investments                     (5,169,038)         7,900       (6,958)            (658)           (8,360)
                                                     --------------  -------------  -----------   --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (4,410,218) $       7,646  $    (7,128)  $         (488)   $       (7,761)
                                                     ==============  =============  ===========   ==============    ==============


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Dreyfus Stock
                                                       Index Fund
                                                      Sub-Account        Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     -------------  ---------------------------------------------------------------

                                                     Dreyfus Stock   VIP Equity-                       VIP Growth        VIP High
                                                     Index Fund (d)   Income (d)    VIP Growth (d)  Opportunities (d)   Income (h)
                                                     -------------  --------------  --------------  ----------------   ------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $       4,622  $            -  $            -  $              -   $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                               (562)            (29)           (366)            (105)              -
     Administrative expense                                   (192)             (2)            (31)              (9)              -
                                                     -------------  --------------  --------------  ---------------    ------------
         Net investment income (loss)                        3,868             (31)           (397)            (114)              -

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                       418              28           3,050              101               -
     Cost of investments sold                                  436              28           3,209              108               -
                                                     -------------  --------------  --------------  ---------------    ------------

         Net realized gains (losses)                           (18)              -            (159)              (7)              -

Change in unrealized gains (losses)                        (18,356)            708          (7,245)          (3,914)              1
                                                     -------------  --------------  --------------  ---------------    ------------

         Net realized and unrealized gains
             (losses) on investments                       (18,374)            708          (7,404)          (3,921)              1
                                                     -------------  --------------  --------------  ---------------    ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     (14,506) $          677  $       (7,801) $        (4,035)   $          1
                                                     =============  ==============  ==============  ===============    ============



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
                                              Fidelity Variable
                                                  Insurance              Fidelity Variable
                                                Products Fund            Insurance Products             HSBC Variable Insurance
                                                 Sub-Accounts           Fund II Sub-Accounts               Funds Sub-Accounts
                                              -----------------  ----------------------------------  -----------------------------
                                                     VIP             VIP II       VIP II Investment   HSBC VI Cash   HSBC VI Fixed
                                                 Overseas (d)    Contrafund (d)     Grade Bond (h)   Management (e)    Income (e)
                                               ----------------  --------------   -----------------  --------------  -------------
NET INVESTMENT INCOME(LOSS)
Dividends                                            $       -      $       -        $     -          $   2,395        $     145
Charges from Allstate Life Insurance Company
   of New York:
   Mortality and expense risk                              (92)          (393)             -               (632)             (39)
   Administrative expense                                   (8)           (34)             -                (55)              (3)
                                                     ---------      ---------        -------          ---------        ---------

     Net investment income (loss)                         (100)          (427)             -              1,708              103

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                       91            302              -             58,728               39
  Cost of investments sold                                  97            311              -             58,728               38
                                                     ---------      ---------        -------          ---------        ---------

    Net realized gains (losses)                             (6)            (9)             -                  -                1

Change in unrealized gains (losses)                     (2,685)        (4,207)             1                  -                -
                                                     ---------      ---------        -------          ---------        ---------
   Net realized and unrealized gains
      (losses) on investments                           (2,691)        (4,216)             1                  -                1
                                                     ---------      ---------        -------          ---------        ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (2,791)      $ (4,643)       $     1          $   1,708        $     104
                                                     =========      =========        =======          =========        =========


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                 HSBC Variable
                                                Insurance Funds    MFS Variable Insurance                Oppenheimer Variable
                                                 Sub-Accounts       Trust Sub-Accounts               Account Funds Sub-Accounts
                                                ---------------   --------------------------    -------------------------------

                                                    HSBC VI                                       Oppenheimer      Oppenheimer
                                                    Growth          MFS High      MFS New          Aggressive         Capital
                                                  & Income (e)     Income (h)   Discovery (h)       Growth (d)    Appreciation (h)
                                                  ------------    ------------  ------------      ------------    ---------------

NET INVESTMENT INCOME(LOSS)
Dividends                                            $         -    $         -    $         -    $         -      $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                             (757)             -            (46)          (144)               -
     Administrative expense                                  (66)             -             (4)           (13)               -
                                                     -----------    -----------    -----------    -----------      -----------

        Net investment income (loss)                        (823)             -            (50)          (157)               -

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     991              -             50          1,641                -
     Cost of investments sold                                985              -             48          1,919                -
                                                     -----------    -----------    -----------    -----------      -----------

         Net realized gains (losses)                           6              -              2           (278)               -

Change in unrealized gains (losses)                        2,809             (1)         5,017        (15,250)              (8)
                                                     -----------    -----------    -----------    -----------      -----------

         Net realized and unrealized gains
             (losses) on investments                       2,815             (1)         5,019        (15,528)              (8)
                                                     -----------    -----------    -----------    -----------      -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     1,992    $        (1)   $     4,969    $   (15,685)     $        (8)
                                                     ===========    ===========    ===========    ===========      ===========



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



 See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Putnam Variable Trust
                                                Oppenheimer Variable Account Funds Sub-Accounts         Sub-Accounts
                                               -------------------------------------------------    --------------------------
                                                   Oppenheimer
                                                   Main Street     Oppenheimer    Oppenheimer      American          Asia
                                                     Growth &       Small Cap      Strategic      Government       Pacific
                                                    Income (d)      Growth (d)      Bond (d)       Income (c)       Growth
                                                  --------------   ------------   ------------    -----------     ----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -    $         -      $       -    $    13,490    $     4,104
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                           (1,044)            (1)          (153)          (954)        (1,742)
     Administrative expense                                  (90)             -            (13)             -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                     (1,134)            (1)          (166)        12,536          2,362

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   1,169              1            150          1,691          9,705
     Cost of investments sold                              1,199              1            151          1,684         11,408
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                         (30)             -             (1)             7         (1,703)

Change in unrealized gains (losses)                      (22,673)           (78)           207            717        (87,973)
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                     (22,703)           (78)           206            724        (89,676)
                                                     -----------    -----------    -----------    -----------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $   (23,837)   $       (79)   $        40    $    13,260    $   (87,314)
                                                     ===========    ===========    ===========    ===========    ===========


(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000

(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                ----------------------------------------------------------------------------
                                                                                    The George
                                                    Capital         Diversified     Putnam Fund    Global Asset     Global
                                                Appreciation (I)      Income         of Boston      Allocation      Growth
                                                ----------------    -----------     ------------   -------------  -----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -    $    11,576    $         -    $     8,258    $   128,658
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                              (40)       (14,143)       (17,161)        (3,089)       (33,963)
     Administrative expense                                    -              -              -              -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                        (40)        (2,567)       (17,161)         5,169         94,695

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      26        168,243         65,408          4,828         11,974
     Cost of investments sold                                 26        171,679         63,167          5,165         13,294
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                           -         (3,436)         2,241           (337)        (1,320)

Change in unrealized gains (losses)                        1,176        (18,440)       228,217        (16,440)    (1,461,502)
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                       1,176        (21,876)       230,458        (16,777)    (1,462,822)
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $     1,136    $   (24,443)   $   213,297    $   (11,608)   $(1,368,127)
                                                     ===========    ===========    ===========    ===========    ===========


(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



 See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              --------------------------------------------------------------------------------
                                                     Growth &         Growth         Health           High
                                                      Income     Opportunities(c)   Sciences         Yield          Income
                                                  -------------- ---------------  ------------    -----------     ----------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $   219,860    $         -    $         -    $    13,407    $     8,270
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (98,645)       (22,060)       (20,604)        (6,050)       (10,174)
     Administrative expense                                    -              -              -              -              -
                                                     -----------    -----------    -----------    -----------    -----------

         Net investment income (loss)                    121,215        (22,060)       (20,604)         7,357         (1,904)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                 187,301         31,426         80,593         42,887          8,653
     Cost of investments sold                            182,271         34,966         78,424         46,264          8,554
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized gains (losses)                       5,030         (3,540)         2,169         (3,377)            99

Change in unrealized gains (losses)                    1,110,766     (1,047,115)       347,622        (78,570)        83,778
                                                     -----------    -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                   1,115,796     (1,050,655)       349,791        (81,947)        83,877
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ 1,237,011    $(1,072,715)   $   329,187    $   (74,590)   $    81,973
                                                     ===========    ===========    ===========    ===========    ===========


(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000



  See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                                   ----------------------------------------------------------------------------
                                                                     International   International
                                                    International      Growth &          New                            Money
                                                       Growth           Income       Opportunities       Investors      Market
                                                   ---------------  --------------  -----------------  -------------  ---------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    98,517    $    31,125       $    42,604      $         -    $  73,813
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (42,380)        (9,409)          (24,032)         (83,917)     (15,567)
     Administrative expense                                    -              -                 -                -            -
                                                     -----------    -----------       -----------      -----------    ---------

         Net investment income (loss)                     56,137         21,716            18,572          (83,917)      58,246

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                  70,310         30,716           235,300          197,427    1,705,350
     Cost of investments sold                             72,631         32,237           271,928          191,719    1,705,350
                                                     -----------    -----------       -----------      -----------    ---------

         Net realized gains (losses)                      (2,321)        (1,521)          (36,628)           5,708            -

Change in unrealized gains (losses)                     (525,659)        (5,967)       (1,206,046)      (2,207,395)           -
                                                     -----------    -----------       -----------      -----------    ---------

         Net realized and unrealized gains
             (losses) on investments                    (527,980)        (7,488)       (1,242,674)      (2,201,687)           -
                                                     -----------    -----------       -----------      -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (471,843)   $    14,228       $(1,224,102)     $(2,285,604)   $  58,246
                                                     ===========    ===========       ===========      ===========    =========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                                   ---------------------------------------------------------------------
                                                                                     OTC &
                                                          New            New       Emerging                  Small Cap
                                                     Opportunities      Value       Growth      Research       Value
                                                   -----------------  ---------  -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $   175,454       $ 4,364    $   13,173  $     2,914    $    2,666
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (98,550)       (3,652)      (30,567)     (19,027)       (5,893)
     Administrative expense                                    -             -             -            -             -
                                                     -----------       -------   -----------  -----------    ----------

         Net investment income (loss)                     76,904           712       (17,394)     (16,113)       (3,227)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     943        36,842       166,141      193,287        42,863
     Cost of investments sold                              1,138        35,821       216,413      185,784        41,101
                                                     -----------       -------   -----------  -----------    ----------

         Net realized gains (losses)                        (195)        1,021       (50,272)       7,503         1,762

Change in unrealized gains (losses)                   (5,048,414)       98,223    (2,442,462)    (154,822)      156,321
                                                     -----------       -------   -----------  -----------    ----------

         Net realized and unrealized gains
             (losses) on investments                  (5,048,609)       99,244    (2,492,734)    (147,319)      158,083
                                                     -----------       -------   -----------  -----------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $(4,971,705)      $99,956   $(2,510,128) $  (163,432)   $  154,856
                                                     ===========       =======   ===========  ===========    ==========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                                   -------------------------------------------------------------------------------
                                                     Technology (g)     Utilities       Vista         Voyager      Voyager II (i)
                                                   -----------------  --------------  -----------  ------------  -----------------

NET INVESTMENT INCOME (LOSS)
Dividends                                            $         -       $    12,794    $   5,010    $   411,637    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                           (1,831)          (10,019)     (32,970)      (126,466)          (117)
     Administrative expense                                    -                 -            -              -              -
                                                     -----------       -----------    ---------    -----------    -----------

         Net investment income (loss)                     (1,831)            2,775      (27,960)       285,171           (117)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                   3,590            19,614        9,907         11,299            454
     Cost of investments sold                              3,869            18,697        9,044         12,372            482
                                                     -----------       -----------    ---------    -----------    -----------

         Net realized gains (losses)                        (279)              917          863         (1,073)           (28)

Change in unrealized gains (losses)                     (211,695)          171,335     (951,646)    (3,938,355)       (10,209)
                                                     -----------       -----------    ---------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                    (211,974)          172,252     (950,783)    (3,939,428)       (10,237)
                                                     -----------       -----------    ---------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $  (213,805)      $   175,027    $(978,743)   $(3,654,257)   $   (10,354)
                                                     ===========       ===========    =========    ===========    ===========


      (g) For the Period Beginning on July 17, 2000 and Ended December 31, 2000

      (i) For the Period Beginning on October 2, 2000 and Ended December 31,
          2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin Templeton
                                                               Scudder Variable Life                 Variable Insurance
                                                            Investment Fund Sub-Accounts        Products Trust Sub-Accounts
                                                           ------------------------------  ------------------------------------
                                                               Money        21st Century   Templeton Asset      Templeton
                                                             Market (f)      Growth (f)      Strategy (d)    International (d)
                                                           --------------  --------------  ---------------  -------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                   $       71     $        -        $        -        $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                                     (3)            (5)               (4)              (151)
     Administrative expense                                         (3)            (4)                -                (13)
                                                            ----------     ----------        ----------         ----------

         Net investment income (loss)                               65             (9)               (4)              (164)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                             6              8                 4                129
     Cost of investments sold                                        6              9                 4                132
                                                            ----------     ----------        ----------         ----------

         Net realized gains (losses)                                 -             (1)                -                 (3)

Change in unrealized gains (losses)                                  -           (849)              210              1,660
                                                            ----------     ----------        ----------         ----------

         Net realized and unrealized gains
             (losses) on investments                                 -           (850)              210              1,657
                                                            ----------     ----------        ----------         ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                             $       65     $     (859)       $      206         $    1,493
                                                            ==========     ==========        ==========         ==========

      (d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

      (f) For the Period Beginning on June 15, 2000 and Ended December 31, 2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------

                                                         Van Kampen Life
                                                   Investment Trust Sub-Account    Wells Fargo Variable Trust Sub-Accounts
                                                  ------------------------------  ------------------------------------------
                                                                                                 Wells Fargo
                                                        LIT         LIT Emerging   Wells Fargo    VT Equity-     Wells Fargo
                                                    Comstock (d)     Growth (h)    VT Asset (d)   Income (d)     VT Growth (d)
                                                  ---------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $       -      $         -    $       338    $         9    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                              -             (113)           (44)            (6)            (7)
     Administrative expense                                  -              (10)            (4)            (1)            (1)
                                                     ---------      -----------    -----------    -----------    -----------

         Net investment income (loss)                        -             (123)           290              2             (8)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     -              117            574              6              7
     Cost of investments sold                                -              116            599              6              8
                                                     ---------      -----------    -----------    -----------    -----------

         Net realized gains (losses)                         -                1            (25)             -             (1)

Change in unrealized gains (losses)                          -             (326)          (561)            82           (259)
                                                     ---------      -----------    -----------    -----------    -----------

         Net realized and unrealized gains
             (losses) on investments                         -             (325)          (586)            82           (260)
                                                     ---------      -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $       -      $      (448)   $      (296)   $        84    $      (268)
                                                     =========      ===========    ===========    ===========    ===========


      (d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

      (h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------


                                                        AIM Variable Insurance Funds Sub-Accounts
                                        -----------------------------------------------------------------------

                                                                                                      AIM V.I.
                                        AIM V.I. Aggressive Growth        AIM V.I. Balanced          Blue Chip
                                        --------------------------    --------------------------    -----------

                                           2000          1999 (a)        2000          1999 (a)        2000
                                        -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   (24,354)   $      (154)   $    (7,443)   $       967    $   (14,295)
Net realized gains (losses)                  (5,053)             6          3,698              7         (1,548)
Change in unrealized gains (losses)        (463,486)        18,394       (125,980)         4,451       (338,853)
                                        -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                       (492,893)        18,246       (129,725)         5,425       (354,696)
                                        -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  3,095,064         43,819      2,327,512         49,251      3,441,906
Benefit payments                             (8,374)             -        (31,653)             -        (18,206)
Payments on termination                     (67,938)             -        (77,525)           (79)       (31,179)
Contract maintenance charge                    (705)           (48)          (471)           (24)          (593)
Transfers among the sub-accounts
     and with the Fixed Account-net       1,096,190        115,087        467,675         29,427        673,362
                                        -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions            4,114,237        158,858      2,685,538         78,575      4,065,290
                                        -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS         3,621,344        177,104      2,555,813         84,000      3,710,594

NET ASSETS AT BEGINNING OF PERIOD           177,104              -         84,000              -              -
                                        -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD             $ 3,798,448    $   177,104    $ 2,639,813    $    84,000    $ 3,710,594
                                        ===========    ===========    ===========    ===========    ===========




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        ----------------------------------------------------------------------------
                                                                                                        AIM V.I. Dent
                                        AIM V.I. Capital Appreciation    AIM V.I. Capital Development   Demographics
                                        -----------------------------    ----------------------------   ------------

                                            2000            1999             2000          1999 (a)         2000
                                        ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    163,378    $    106,659    $     (5,425)   $        (60)   $    (10,953)
Net realized gains (losses)                  303,860          48,174             923               3          (2,737)
Change in unrealized gains (losses)       (2,222,681)      2,401,290         (19,087)          5,157        (374,174)
                                        ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from operations                      (1,755,443)      2,556,123         (23,589)          5,100        (387,864)
                                        ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   4,239,553       2,073,160         557,808          17,015       1,613,962
Benefit payments                            (179,250)        (23,548)         (7,662)              -               -
Payments on termination                     (562,428)       (225,136)         (3,251)              -         (28,270)
Contract maintenance charge                   (2,935)         (3,267)           (201)            (12)           (314)
Transfers among the sub-accounts
     and with the Fixed Account-net          777,178         408,212         362,282          23,912         569,620
                                        ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets
     from capital transactions             4,272,118       2,229,421         908,976          40,915       2,154,998
                                        ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS          2,516,675       4,785,544         885,387          46,015       1,767,134

NET ASSETS AT BEGINNING OF PERIOD          9,089,681       4,304,137          46,015               -               -
                                        ------------    ------------    ------------    ------------    ------------

NET ASSETS AT END OF PERIOD             $ 11,606,356    $  9,089,681    $    931,402    $     46,015    $  1,767,134
                                        ============    ============    ============    ============    ============




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                        AIM V.I. Diversified Income    AIM V.I. Global Utilities     AIM V. I. Government Securities
                                        ---------------------------    --------------------------    -------------------------------

                                            2000           1999            2000           1999           2000               1999
                                        -----------    -----------     -----------    -----------    -----------        -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   127,433    $   134,461     $    80,284    $     8,710    $    54,651        $     8,970
Net realized gains (losses)                 (35,249)       (16,945)         23,817         20,121         (7,404)          (134,384)
Change in unrealized gains (losses)         (96,931)      (181,607)       (212,820)       236,069         59,552            (54,186)
                                        -----------    -----------     -----------    -----------    -----------        -----------

Increase (decrease) in net assets
     from operations                         (4,747)       (64,091)       (108,719)       264,900        106,799           (179,600)
                                        -----------    -----------     -----------    -----------    -----------        -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    493,606      1,187,532         939,124        734,901        470,387            635,526
Benefit payments                            (31,234)       (12,220)        (24,364)        (3,120)       (52,281)          (661,198)
Payments on termination                    (211,454)      (185,900)       (151,438)       (82,757)       (44,135)          (403,351)
Contract maintenance charge                    (374)          (810)           (622)          (463)          (459)               317
Transfers among the sub-accounts
     and with the Fixed Account-net        (197,479)       (46,215)        204,829        (53,342)       (50,599)        (1,749,948)
                                        -----------    -----------     -----------    -----------    -----------        -----------

Increase (decrease) in net assets
     from capital transactions               53,065        942,387         967,529        595,219        322,913         (2,178,654)
                                        -----------    -----------     -----------    -----------    -----------        -----------

INCREASE (DECREASE) IN NET ASSETS            48,318        878,296         858,810        860,119        429,712         (2,358,254)

NET ASSETS AT BEGINNING OF PERIOD         2,643,118      1,764,822       1,254,623        394,504      1,213,920          3,572,174
                                        -----------    -----------     -----------    -----------    -----------        -----------

NET ASSETS AT END OF PERIOD             $ 2,691,436    $ 2,643,118     $ 2,113,433    $ 1,254,623    $ 1,643,632        $ 1,213,920
                                        ===========    ===========     ===========    ===========    ===========        ===========





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                                  AIM Variable Insurance Funds Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                               AIM V.I. Growth           AIM V.I. Growth and Income         AIM V.I. High Yield
                                        ----------------------------    ----------------------------    ----------------------------

                                            2000            1999            2000            1999            2000          1999 (a)
                                        ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    196,397    $    247,751    $    278,851    $    (13,013)   $     32,512    $     384
Net realized gains (losses)                  159,117          64,861         347,456          78,066          (3,859)           -
Change in unrealized gains (losses)       (3,296,886)      1,792,381      (3,670,838)      3,178,263         (69,958)         (54)
                                        ------------    ------------    ------------    ------------    ------------    ----------

Increase (decrease) in net assets
     from operations                      (2,941,372)      2,104,993      (3,044,531)      3,243,316         (41,305)         330
                                        ------------    ------------    ------------    ------------    ------------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   3,934,988       3,265,114       4,333,808       5,424,896         291,838       17,103
Benefit payments                             (67,809)        (26,647)       (164,526)        (46,523)        (28,362)           -
Payments on termination                     (530,390)       (298,191)       (879,872)       (319,041)         (2,348)           -
Contract maintenance charge                   (2,997)         (3,399)         (4,411)         (5,525)            (41)         (5)
Transfers among the sub-accounts
     and with the Fixed Account-net          638,703         453,397       1,260,810         672,802          35,220            -
                                        ------------    ------------    ------------    ------------    ------------    ---------

Increase (decrease) in net assets
     from capital transactions             3,972,495       3,390,274       4,545,809       5,726,609         296,307       17,098
                                        ------------    ------------    ------------    ------------    ------------    ----------

INCREASE (DECREASE) IN NET ASSETS          1,031,123       5,495,267       1,501,278       8,969,925         255,002       17,428

NET ASSETS AT BEGINNING OF PERIOD          9,680,794       4,185,527      15,571,969       6,602,044          17,428            -
                                        ------------    ------------    ------------    ------------    ------------    ---------

NET ASSETS AT END OF PERIOD             $ 10,711,917    $  9,680,794    $ 17,073,247    $ 15,571,969    $    272,430    $  17,428
                                        ============    ============    ============    ============    ============    =========




(a) For the Period Beginning October 25, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------


                                                            AIM Variable Insurance Funds Sub-Accounts
                                        -----------------------------------------------------------------------------

                                                                                                       AIM V.I. Tele-
                                        AIM V.I. International Equity       AIM V.I. Money Market      communications
                                        -----------------------------    --------------------------    --------------

                                            2000              1999           2000           1999           2000
                                        -----------       -----------    -----------    -----------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $   276,956       $   114,841    $    57,187    $    41,952    $      206,563
Net realized gains (losses)                  75,842            52,517              -              -            (7,550)
Change in unrealized gains (losses)      (2,076,303)        1,419,551              -              -        (1,129,394)
                                        -----------       -----------    -----------    -----------    --------------

Increase (decrease) in net assets
     from operations                     (1,723,505)        1,586,909         57,187         41,952          (930,381)
                                        -----------       -----------    -----------    -----------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  2,141,156         1,110,124        575,101      1,305,204         1,981,414
Benefit payments                           (130,710)          (27,341)       (21,172)       (28,371)                -
Payments on termination                    (159,113)          (93,590)      (391,345)      (413,731)          (13,711)
Contract maintenance charge                    (898)           (1,428)          (281)          (468)             (426)
Transfers among the sub-accounts
     and with the Fixed Account-net         331,968           298,246       (262,860)      (295,054)          807,328
                                        -----------       -----------    -----------    -----------    --------------

Increase (decrease) in net assets
     from capital transactions            2,182,403         1,286,011       (100,557)       567,580         2,774,605
                                        -----------       -----------    -----------    -----------    --------------

INCREASE (DECREASE) IN NET ASSETS           458,898         2,872,920        (43,370)       609,532         1,844,224

NET ASSETS AT BEGINNING OF PERIOD         4,836,046         1,963,126      1,577,584        968,052                 -
                                        -----------       -----------    -----------    -----------    --------------

NET ASSETS AT END OF PERIOD             $ 5,294,944       $ 4,836,046    $ 1,534,214    $ 1,577,584    $    1,844,224
                                        ===========       ===========    ===========    ===========    ==============




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                   Dreyfus        Dreyfus Socially
                                                                                                   Variable          Responsible
                                         AIM Variable Insurance      Delaware Group Premium    Investment Fund   Growth Fund, Inc.
                                           Funds Sub-Accounts        Fund, Inc. Sub-Accounts     Sub-Account         Sub-Account
                                       --------------------------  --------------------------  ---------------  -------------------
                                                                     Delaware                                     Dreyfus Socially
                                                                     GP Small      Delaware      VIF Capital         Responsible
                                             AIM V.I. Value          Cap Value     GP Trend      Appreciation    Growth Fund, Inc.
                                       --------------------------  ------------  ------------  ---------------  -------------------

                                           2000          1999        2000 (d)      2000 (d)        2000 (d)           2000 (d)
                                       ------------  ------------  ------------  ------------  ---------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $    758,820  $    168,635  $       (254) $       (170) $           170  $           599
Net realized gains (losses)                 439,458        70,759             5            (9)              (2)             (14)
Change in unrealized gains (losses)      (5,608,496)    3,419,919         7,895        (6,949)            (656)          (8,346)
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

Increase (decrease) in net assets
     from operations                     (4,410,218)    3,659,313         7,646        (7,128)            (488)          (7,761)
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  8,090,242    11,613,584        73,608        57,969            7,500          109,081
Benefit payments                           (185,910)      (57,538)            -             -                -                -
Payments on termination                  (1,363,155)     (646,773)            -             -                -             (525)
Contract maintenance charge                  (9,257)       (7,380)          (13)           (8)              (2)             (16)
Transfers among the sub-accounts
     and with the Fixed Account-net         332,070       584,939         2,268           256            5,756            1,616
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

Increase (decrease) in net assets
     from capital transactions            6,863,990    11,486,832        75,863        58,217           13,254          110,156
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS         2,453,772    15,146,145        83,509        51,089           12,766          102,395

NET ASSETS AT BEGINNING OF PERIOD        22,296,222     7,150,077             -             -                -                -
                                       ------------  ------------  ------------  ------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD            $ 24,749,994  $ 22,296,222  $     83,509  $     51,089  $        12,766  $       102,395
                                       ============  ============  ============  ============  ===============  ===============








(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000







See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------


                                      Dreyfus Stock
                                       Index Fund
                                       Sub-Account        Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -------------  ---------------------------------------------------------------

                                      Dreyfus Stock  VIP Equity-                VIP Growth    VIP High
                                       Index Fund      Income     VIP Growth   Opportunities   Income   VIP Overseas
                                      -------------  -----------  ----------   -------------  --------  ------------

                                        2000 (d)       2000 (d)     2000 (d)      2000 (d)    2000 (h)    2000 (d)
                                      -------------  -----------  ----------   -------------  --------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $       3,868    $     (31) $     (397)   $       (114) $      -  $       (100)
Net realized gains (losses)                     (18)           -        (159)             (7)        -            (6)
Change in unrealized gains (losses)         (18,356)         708      (7,245)         (3,914)        1        (2,685)
                                      -------------  -----------  ----------   -------------  --------  ------------

Increase (decrease) in net assets
     from operations                        (14,506)         677      (7,801)         (4,035)        1        (2,791)
                                      -------------  -----------  ----------   -------------  --------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    282,927       15,706     361,134          48,229       275        47,864
Benefit payments                                  -            -           -               -         -             -
Payments on termination                           -            -         370               -         -             -
Contract maintenance charge                     (40)          (3)        (54)             (7)        -            (7)
Transfers among the sub-accounts
     and with the Fixed Account-net          (3,240)       1,509        (214)            190         -         1,214
                                      -------------  -----------  ----------   -------------  --------  ------------

Increase (decrease) in net assets
     from capital transactions              279,647       17,212     361,236          48,412       275        49,071
                                      -------------  -----------  ----------   -------------  --------  ------------

INCREASE (DECREASE) IN NET ASSETS           265,141       17,889     353,435          44,377       276        46,280

NET ASSETS AT BEGINNING OF PERIOD                 -            -           -               -         -             -
                                      -------------  -----------  ----------   -------------  --------  ------------

NET ASSETS AT END OF PERIOD           $     265,141  $    17,889  $  353,435   $      44,377  $    276  $     46,280
                                      =============  ===========  ==========   =============  ========  ============




(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                           Fidelity Variable Insurance
                                          Products Fund II Sub-Accounts             HSBC Variable Insurance Funds Sub-Accounts
                                      -------------------------------------   -----------------------------------------------------

                                                                                                                        HSBC VI
                                          VIP II         VIP II Investment      HSBC VI Cash       HSBC VI Fixed         Growth
                                        Contrafund          Grade Bond           Management           Income            & Income
                                      ---------------   -------------------   ----------------   -----------------  ---------------

                                         2000 (d)              2000 (h)            2000 (e)           2000 (e)           2000 (e)
                                      ---------------   -------------------   ----------------   -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $         (427)   $                -    $         1,708    $            103   $         (823)
Net realized gains (losses)                       (9)                    -                  -                   1                6
Change in unrealized gains (losses)           (4,207)                    1                  -                   -            2,809
                                      --------------    ------------------    ---------------    ----------------   --------------

Increase (decrease) in net assets
     from operations                          (4,643)                    1              1,708                 104            1,992
                                      --------------    ------------------    ---------------    ----------------   --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     187,166                 1,375            211,348              19,963          368,763
Benefit payments                                   -                     -                  -                   -                -
Payments on termination                            -                     -             (3,000)                  -             (700)
Contract maintenance charge                      (28)                    -                (24)                 (4)             (57)
Transfers among the sub-accounts
     and with the Fixed Account-net            4,538                     -            (55,064)              5,332            3,300
                                      --------------    ------------------    ---------------    ----------------   --------------

Increase (decrease) in net assets
     from capital transactions               191,676                 1,375            153,260              25,291          371,306
                                      --------------    ------------------    ---------------    ----------------   --------------

INCREASE (DECREASE) IN NET ASSETS            187,033                 1,376            154,968              25,395          373,298

NET ASSETS AT BEGINNING OF PERIOD                  -                     -                  -                   -                -
                                      --------------    ------------------    ---------------    ----------------   --------------

NET ASSETS AT END OF PERIOD           $      187,033    $            1,376    $       154,968    $         25,395   $      373,298
                                      ==============    ==================    ===============    ================   ==============
                                             MFS Variable
                                           Insurance Trust
                                            Sub-Accounts
                                         -------------------


                                              MFS High
                                               Income
                                         -------------------

                                              2000 (h)
                                         -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $                -
Net realized gains (losses)                               -
Change in unrealized gains (losses)                      (1)
                                         ------------------

Increase (decrease) in net assets
     from operations                                     (1)
                                         ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              1,000
Benefit payments                                          -
Payments on termination                                   -
Contract maintenance charge                               -
Transfers among the sub-accounts
     and with the Fixed Account-net                       -
                                         ------------------

Increase (decrease) in net assets
     from capital transactions                        1,000
                                         ------------------

INCREASE (DECREASE) IN NET ASSETS                       999

NET ASSETS AT BEGINNING OF PERIOD                         -
                                         ------------------

NET ASSETS AT END OF PERIOD              $              999
                                         ==================





(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(e) For the Period Beginning on May 30, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------


                                          MFS Variable
                                        Insurance Trust
                                          Sub-Accounts               Oppenheimer Variable Account Funds Sub-Accounts
                                       -------------------   ----------------------------------------------------------------

                                                                Oppenheimer           Oppenheimer            Oppenheimer
                                            MFS New              Aggressive             Capital              Main Street
                                           Discovery               Growth             Appreciation         Growth & Income
                                       -------------------   -------------------   -------------------   --------------------

                                            2000 (h)              2000 (d)              2000 (h)              2000 (d)
                                       -------------------   -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $              (50)   $             (157)   $                -    $            (1,134)
Net realized gains (losses)                             2                  (278)                    -                    (30)
Change in unrealized gains (losses)                 5,017               (15,250)                   (8)               (22,673)
                                       ------------------    ------------------    ------------------    -------------------

Increase (decrease) in net assets
     from operations                                4,969               (15,685)                   (8)               (23,837)
                                       ------------------     -----------------    ------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           56,299               111,267                   825                350,007
Benefit payments                                        -                     -                     -                      -
Payments on termination                                 -                   507                     -                   (525)
Contract maintenance charge                            (9)                  (15)                    -                    (50)
Transfers among the sub-accounts
     and with the Fixed Account-net                     -                   841                     -                  2,286
                                       ------------------   -------------------    ------------------    -------------------

Increase (decrease) in net assets
     from capital transactions                     56,290               112,600                   825                351,718
                                       ------------------    ------------------    ------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS                  61,259                96,915                   817                327,881

NET ASSETS AT BEGINNING OF PERIOD                       -                     -                     -                      -
                                       ------------------    ------------------    ------------------    -------------------

NET ASSETS AT END OF PERIOD            $           61,259    $           96,915    $              817    $           327,881
                                       ==================    ==================    ==================    ===================
                                       Oppenheimer Variable Account Funds Sub-Accounts
                                       -----------------------------------------------

                                           Oppenheimer                Oppenheimer
                                            Small Cap                  Strategic
                                             Growth                       Bond
                                       --------------------        -------------------

                                            2000 (d)                    2000 (d)
                                       --------------------        -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $                (1)        $             (166)
Net realized gains (losses)                              -                         (1)
Change in unrealized gains (losses)                    (78)                       207
                                       -------------------         ------------------

Increase (decrease) in net assets
     from operations                                   (79)                        40
                                       -------------------         ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             2,175                     89,566
Benefit payments                                         -                          -
Payments on termination                                  -                          -
Contract maintenance charge                              -                        (14)
Transfers among the sub-accounts
     and with the Fixed Account-net                      -                        500
                                       -------------------         ------------------

Increase (decrease) in net assets
     from capital transactions                       2,175                     90,052
                                       -------------------         ------------------

INCREASE (DECREASE) IN NET ASSETS                    2,096                     90,092

NET ASSETS AT BEGINNING OF PERIOD                        -                          -
                                       -------------------        -------------------

NET ASSETS AT END OF PERIOD            $             2,096         $           90,092
                                       ===================         ==================








(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000





See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------


                                                                       Putnam Variable Trust Sub-Accounts
                                      --------------------------------------------------------------------------------------

                                           American
                                          Government                                                         Capital
                                            Income                     Asia Pacific Growth                 Appreciation
                                      -------------------   -----------------------------------------   --------------------

                                           2000 (c)                2000                1999 (b)              2000 (i)
                                      -------------------   -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $           12,536    $            2,362    $                -    $               (40)
Net realized gains (losses)                            7                (1,703)                    -                      -
Change in unrealized gains (losses)                  717               (87,973)                    -                  1,176
                                      ------------------    ------------------    ------------------    -------------------

Increase (decrease) in net assets
     from operations                              13,260               (87,314)                    -                  1,136
                                      ------------------    ------------------    ------------------   -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         273,399               241,028                     -                 78,130
Benefit payments                                       -                     -                     -                      -
Payments on termination                             (539)               (6,789)                    -                      -
Contract maintenance charge                          (73)                  (34)                    -                    (14)
Transfers among the sub-accounts
     and with the Fixed Account-net              192,136                73,105                     -                  9,756
                                      ------------------    ------------------    ------------------    -------------------

Increase (decrease) in net assets
     from capital transactions                   464,923               307,310                     -                 87,872
                                      ------------------    ------------------    ------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS                478,183               219,996                     -                 89,008

NET ASSETS AT BEGINNING OF PERIOD                      -                     -                     -                      -
                                      ------------------    ------------------    ------------------    -------------------

NET ASSETS AT END OF PERIOD           $          478,183    $          219,996    $                -    $            89,008
                                      ==================    ==================    ==================    ===================
                                          Putnam Variable Trust Sub-Accounts
                                      ------------------------------------------

                                                    Diversified Income
                                      ------------------------------------------

                                             2000                 1999 (b)
                                      --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $            (2,567)   $                -
Net realized gains (losses)                        (3,436)                    -
Change in unrealized gains (losses)               (18,440)                    -
                                      -------------------    ------------------

Increase (decrease) in net assets
     from operations                              (24,443)                    -
                                      -------------------    ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        1,707,108                     -
Benefit payments                                        -                     -
Payments on termination                           (32,990)                    -
Contract maintenance charge                          (457)                    -
Transfers among the sub-accounts
     and with the Fixed Account-net             1,349,590                     -
                                      -------------------    ------------------

Increase (decrease) in net assets
     from capital transactions                  3,023,251                     -
                                      -------------------    ------------------

INCREASE (DECREASE) IN NET ASSETS               2,998,808                     -

NET ASSETS AT BEGINNING OF PERIOD                       -                     -
                                      -------------------    ------------------

NET ASSETS AT END OF PERIOD           $         2,998,808    $                -
                                      ===================    ==================





(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000

(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                Putnam Variable Trust Sub-Accounts
                                      -------------------------------------------------------------------------------------------
                                                The George
                                           Putnam Fund of Boston      Global Asset Allocation              Global Growth
                                      ----------------------------- ----------------------------   ------------------------------
                                          2000          1999 (b)        2000           1999 (b)        2000            1999 (b)
                                      -------------  -------------  -------------   -------------  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $    (17,161)  $         -   $      5,169     $         -    $     94,695     $          -
Net realized gains (losses)                  2,241             -           (337)              -          (1,320)               -
Change in unrealized gains (losses)        228,217             -        (16,440)              -      (1,461,502)               -
                                      ------------   ------------  ------------     ------------   ------------     ------------

Increase (decrease) in net assets
     from operations                       213,297             -        (11,608)              -      (1,368,127)               -
                                      -------------  ------------- -------------    ------------   ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                 2,355,800             -        593,314              -        4,731,916                -
Benefit payments                                 -             -              -              -          (13,424)               -
Payments on termination                    (18,164)            -         (5,745)             -         (101,201)               -
Contract maintenance charge                   (464)            -           (120)             -             (888)               -
Transfers among the sub-accounts
   and with the Fixed Account-net          492,653             -        212,922              -        2,582,813                -
                                      -------------  ------------- ------------    ------------    ------------    -------------
Increase (decrease) in net assets
     from capital transactions           2,829,825             -        800,371              -        7,199,216                -
                                      -------------  ------------- ------------    -------------   ------------    -------------

INCREASE (DECREASE) IN NET ASSETS        3,043,122             -        788,763              -        5,831,089                -

NET ASSETS AT BEGINNING OF PERIOD                -             -               -             -                -                -
                                      -------------  ------------- ------------    ------------    ------------    -------------

NET ASSETS AT END OF PERIOD           $  3,043,122   $         -   $    788,763    $         -     $  5,831,089    $           -
                                      =============  ============= ============    ============    ============    =============








(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999







See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                        --------------------------------------------------------------------------------

                                                                            Growth
                                                 Growth & Income         Opportunities          Health Sciences
                                        ------------------------------   -------------    ------------------------------

                                             2000           1999 (b)        2000 (c)          2000            1999 (b)
                                        -------------    -------------   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $     121,215    $          -    $     (22,060)   $     (20,604)   $          -
Net realized gains (losses)                     5,030               -           (3,540)           2,169               -
Change in unrealized gains (losses)         1,110,766               -       (1,047,115)         347,622               -
                                        -------------    -------------   -------------    -------------    -------------

Increase (decrease) in net assets
     from operations                        1,237,011               -       (1,072,715)         329,187               -
                                        -------------    -------------   -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   11,977,077               -        3,250,905        3,094,493               -
Benefit payments                               (9,712)              -                -                -               -
Payments on termination                      (228,684)              -          (52,572)         (28,487)              -
Contract maintenance charge                    (3,017)              -             (539)            (747)              -
Transfers among the sub-accounts
     and with the Fixed Account-net         6,833,088               -        1,411,457        1,511,730               -
                                        -------------    -------------   -------------    -------------    -------------

Increase (decrease) in net assets
     from capital transactions             18,568,752               -        4,609,251        4,576,989               -
                                        -------------    -------------   -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS          19,805,763               -        3,536,536        4,906,176               -

NET ASSETS AT BEGINNING OF PERIOD                  -                -               -                -                -
                                        -------------    -------------   -------------    -------------    -------------

NET ASSETS AT END OF PERIOD             $  19,805,763    $          -    $   3,536,536    $   4,906,176    $          -
                                        =============    =============   =============    =============    =============






(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(c) For the Period Beginning on February 1, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------


                                                              Putnam Variable Trust Sub-Accounts
                                      ------------------------------------------------------------------------------------------

                                               High Yield                       Income                   International Growth
                                      ----------------------------   ----------------------------   ----------------------------


                                          2000           1999 (b)        2000           1999 (b)        2000           1999 (b)
                                      ------------    ------------   ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $     7,357     $         -    $    (1,904)    $         -    $    56,137     $         -
Net realized gains (losses)                (3,377)              -             99               -         (2,321)              -
Change in unrealized gains (losses)       (78,570)              -         83,778               -       (525,659)              -
                                      -----------     ------------   -----------     ------------   -----------     ------------

Increase (decrease) in net assets
     from operations                      (74,590)              -         81,973               -       (471,843)              -
                                      -----------     ------------   -----------     ------------   -----------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  828,293               -      1,590,374               -      5,328,656               -
Benefit payments                             (172)              -              -               -           (362)              -
Payments on termination                   (16,324)              -        (33,023)              -        (79,196)              -
Contract maintenance charge                  (173)              -           (355)              -         (1,192)              -
Transfers among the sub-accounts
     and with the Fixed Account-net       401,730               -        689,099               -      3,048,105               -
                                      -----------     ------------   -----------     ------------   -----------     -----------

Increase (decrease) in net assets
     from capital transactions          1,213,354               -      2,246,095               -      8,296,011               -
                                      -----------     ------------   -----------     ------------   -----------     ------------

INCREASE (DECREASE) IN NET ASSETS       1,138,764               -      2,328,068               -      7,824,168               -

NET ASSETS AT BEGINNING OF PERIOD              -                -              -               -              -               -
                                      -----------     ------------   -----------     ------------   -----------     ------------

NET ASSETS AT END OF PERIOD           $ 1,138,764     $         -    $ 2,328,068     $         -    $ 7,824,168     $         -
                                      ===========     ===========    ===========     ===========    ===========     ============






(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999




See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                        -----------------------------------------------------------------------------------------

                                        International Growth & Income International New Opportunities         Investors
                                        ----------------------------- -------------------------------  --------------------------

                                              2000       1999 (b)          2000         1999 (b)          2000         1999 (b)
                                        -------------   -----------   -------------   -------------  --------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)             $    21,716    $        -     $    18,572     $         -    $    (83,917)    $       -
Net realized gains (losses)                   (1,521)            -         (36,628)              -           5,708             -
Change in unrealized gains (losses)           (5,967)            -      (1,206,046)              -      (2,207,395)            -
                                        ------------    ----------     -----------     -----------    ------------     ---------

Increase (decrease) in net assets
     from operations                          14,228             -      (1,224,102)              -      (2,285,604)            -
                                        ------------    ----------     -----------     -----------    ------------     ---------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS

Deposits                                   1,189,344             -       3,293,778               -      11,165,957             -
Benefit payments                              (1,608)            -            (166)              -         (47,284)            -
Payments on termination                      (13,871)            -         (42,649)              -        (166,897)            -
Contract maintenance charge                     (254)            -            (451)              -          (2,135)            -
Transfers among the sub-accounts
     and with the Fixed Account-net          482,304             -         932,600               -       5,350,822             -
                                        ------------    ----------     -----------     -----------    ------------     ---------

Increase (decrease) in net assets
     from capital transactions             1,655,915             -       4,183,112               -      16,300,463             -
                                        ------------    ----------     -----------     -----------    ------------     ---------

INCREASE (DECREASE) IN NET ASSETS          1,670,143             -       2,959,010               -      14,014,859             -

NET ASSETS AT BEGINNING OF PERIOD                  -             -               -               -               -             -
                                        ------------    ----------     -----------     -----------    ------------     ---------

NET ASSETS AT END OF PERIOD              $ 1,670,143    $        -     $ 2,959,010     $         -    $ 14,014,859     $       -
                                        ============    ==========     ===========     ===========    ============     =========


(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                       --------------------------------------------------------------------------------------

                                               Money Market                New Opportunities               New Value
                                       ---------------------------   -----------------------------  -------------------------

                                            2000        1999 (b)          2000         1999 (b)       2000         1999 (b)
                                       -------------   -----------   --------------   ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)            $    58,246   $         -   $       76,904   $          -  $       712   $         -
Net realized gains (losses)                       -             -             (195)             -        1,021             -
Change in unrealized gains (losses)               -             -       (5,048,414)             -       98,223             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

Increase (decrease) in net assets
     from operations                         58,246             -       (4,971,705)             -       99,956             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  3,639,819             -       13,467,653              -      540,925             -
Benefit payments                                  -             -          (18,738)             -            -             -
Payments on termination                    (120,601)            -         (215,704)             -       (1,845)            -
Contract maintenance charge                    (395)            -           (2,117)             -         (136)            -
Transfers among the sub-accounts
     and with the Fixed Account-net        (986,612)            -        5,634,928              -      251,575             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

Increase (decrease) in net assets
     from capital transactions            2,532,211             -       18,866,022              -      790,519             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS         2,590,457             -       13,894,317              -      890,475             -

NET ASSETS AT BEGINNING OF PERIOD                 -             -                -              -            -             -
                                        -----------   -----------   --------------   ------------  -----------   -----------

NET ASSETS AT END OF PERIOD             $ 2,590,457   $         -   $   13,894,317   $         -   $   890,475   $         -
                                        ===========   ===========   ==============   ============  ===========   ===========



(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                          ---------------------------------------------------------------------------------------

                                             OTC & Emerging Growth                Research                 Small Cap Value
                                          ---------------------------   ----------------------------  ---------------------------

                                               2000        1999 (b)          2000        1999 (b)         2000         1999 (b)
                                          -------------   -----------   -------------   ------------  -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)              $    (17,394)  $         -   $     (16,113)  $          -  $      (3,227)  $         -
Net realized gains (losses)                    (50,272)            -           7,503              -          1,762             -
Change in unrealized gains (losses)         (2,442,462)            -        (154,822)             -        156,321             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

Increase (decrease) in net assets
     from operations                        (2,510,128)            -        (163,432)             -        154,856             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     4,324,833             -       2,472,605              -        814,756             -
Benefit payments                                  (345)            -            (179)             -              -             -
Payments on termination                        (61,068)            -         (34,917)             -         (6,824)            -
Contract maintenance charge                       (519)            -            (579)             -           (222)            -
Transfers among the sub-accounts
     and with the Fixed Account-net          1,652,612             -       1,527,927              -        494,506             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

Increase (decrease) in net assets
     from capital transactions               5,915,513             -       3,964,857              -      1,302,216             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

INCREASE (DECREASE) IN NET ASSETS            3,405,385             -       3,801,425              -      1,457,072             -

NET ASSETS AT BEGINNING OF PERIOD                    -             -               -              -              -             -
                                          ------------   -----------   -------------   ------------  -------------   -----------

NET ASSETS AT END OF PERIOD               $  3,405,385   $         -   $   3,801,425   $          -  $   1,457,072   $         -
                                          ============   ===========   =============   ============  =============   ===========


(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------

                                                Technology                Utilities                       Vista
                                               --------------   ---------------------------   ----------------------------

                                                   2000 (g)          2000        1999 (b)          2000       1999 (b)
                                               --------------   -------------   -----------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $      (1,831)  $       2,775   $         -   $     (27,960) $           -
Net realized gains (losses)                             (279)            917             -             863              -
Change in unrealized gains (losses)                 (211,695)        171,335             -        (951,646)             -
                                               -------------   -------------   -----------   -------------  -------------

Increase (decrease) in net assets
     from operations                                (213,805)        175,027             -        (978,743)             -
                                               -------------   -------------   -----------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                             660,049       1,425,254             -       4,674,319              -
Benefit payments                                           -            (198)            -            (187)             -
Payments on termination                               (7,650)        (24,213)            -         (90,622)             -
Contract maintenance charge                              (92)           (369)            -            (954)             -
Transfers among the sub-accounts
     and with the Fixed Account-net                  162,570         849,122             -       2,657,586              -
                                               -------------   -------------   -----------   -------------  -------------

Increase (decrease) in net assets
     from capital transactions                       814,877       2,249,596             -       7,240,142              -
                                               -------------   -------------   -----------   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS                    601,072       2,424,623             -       6,261,399              -

NET ASSETS AT BEGINNING OF PERIOD                          -               -             -               -              -
                                               -------------   -------------   -----------   -------------  -------------

NET ASSETS AT END OF PERIOD                    $     601,072   $   2,424,623   $         -   $   6,261,399  $           -
                                               =============   =============   ===========   =============  =============



(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(g) For the Period Beginning on July 17, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                                                                              Scudder Variable Life
                                                 Putnam Variable Trust Sub-Accounts       Investment Fund Sub-Accounts
                                            ------------------------------------------    -----------------------------

                                                                                              Money      21st Century
                                                         Voyager            Voyager II        Market        Growth
                                            ----------------------------   ------------   -------------  --------------

                                                   2000       1999 (b)       2000 (i)        2000 (f)        2000 (f)
                                            --------------   -----------   ------------   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $     285,171   $         -   $       (117)  $          65  $           (9)
Net realized gains (losses)                        (1,073)            -            (28)              -              (1)
Change in unrealized gains (losses)            (3,938,355)            -        (10,209)              -            (849)
                                            -------------   -----------   ------------   -------------  --------------

Increase (decrease) in net assets
     from operations                           (3,654,257)            -        (10,354)             65            (859)
                                            -------------   -----------   ------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       17,688,274             -         91,960          21,967               -
Benefit payments                                  (21,524)            -              -               -               -
Payments on termination                          (295,535)            -              -               -               -
Contract maintenance charge                        (3,178)            -            (14)             (3)             (1)
Transfers among the sub-accounts
     and with the Fixed Account-net             7,150,299             -          8,362               -          10,033
                                            -------------   -----------   ------------   -------------  --------------

Increase (decrease) in net assets
     from capital transactions                 24,518,336             -        100,308          21,964          10,032
                                            -------------   -----------   ------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS              20,864,079             -         89,954          22,029           9,173

NET ASSETS AT BEGINNING OF PERIOD                       -             -              -               -               -
                                            -------------   -----------   ------------   -------------  --------------

NET ASSETS AT END OF PERIOD                 $  20,864,079   $         -   $     89,954   $      22,029  $        9,173
                                            =============   ===========   ============   =============  ==============

(b) For the Period Beginning on December 10, 1999 and Ended December 31, 1999

(f) For the Period Beginning on June 15, 2000 and Ended December 31, 2000

(i) For the Period Beginning on October 2, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------

                                                           Franklin Templeton                         Van Kampen
                                                          Variable Insurance                       Life Investment
                                                       Products Trust Sub-Accounts                Trust Sub-Account
                                                  --------------------------------------  --------------------------------

                                                     Templeton             Templeton                        LIT Emerging
                                                   Asset Strategy        International     LIT Comstock        Growth
                                                  ------------------   ----------------   --------------   ---------------

                                                       2000 (d)              2000 (d)         2000 (d)         2000 (h)
                                                  ------------------   ----------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $              (4)  $           (164)  $            -   $          (123)
Net realized gains (losses)                                       -                 (3)               -                 1
Change in unrealized gains (losses)                             210              1,660                -              (326)
                                                  -----------------    ---------------    -------------    --------------

Increase (decrease) in net assets
     from operations                                            206              1,493                -              (448)
                                                  -----------------    ---------------    -------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                      6,390             81,439            3,901           124,148
Benefit payments                                                  -                  -                -                 -
Payments on termination                                           -                  -                -                 -
Contract maintenance charge                                      (1)               (13)              (1)              (19)
Transfers among the sub-accounts
     and with the Fixed Account-net                               -                  -                -               602
                                                  -----------------    ---------------    -------------    --------------

Increase (decrease) in net assets
     from capital transactions                                6,389             81,426            3,900           124,731
                                                  -----------------    ---------------    -------------    --------------

INCREASE (DECREASE) IN NET ASSETS                             6,595             82,919            3,900           124,283

NET ASSETS AT BEGINNING OF PERIOD                                 -                  -                -                 -
                                                  -----------------    ---------------    -------------    --------------

NET ASSETS AT END OF PERIOD                       $           6,595    $        82,919    $       3,900    $      124,283
                                                  =================    ===============    =============    ==============



(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h) For the Period Beginning on July 19, 2000 and Ended December 31, 2000


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                       Wells Fargo Variable Trust Sub-Accounts
                                                            ---------------------------------------------------------------
                                                                                     Wells Fargo
                                                               Wells Fargo            VT Equity-           Wells Fargo
                                                                 VT Asset               Income              VT Growth
                                                            -------------------   -------------------   -------------------

                                                                 2000 (d)              2000 (d)              2000 (d)
                                                            -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                                 $             290     $               2     $              (8)
Net realized gains (losses)                                                (25)                    -                    (1)
Change in unrealized gains (losses)                                       (561)                   82                  (259)
                                                             -----------------     -----------------     -----------------

Increase (decrease) in net assets
     from operations                                                      (296)                   84                  (268)
                                                             -----------------     -----------------     -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                                     -                     -                 3,796
Benefit payments                                                             -                     -                     -
Payments on termination                                                   (526)                    -                     -
Contract maintenance charge                                                 (1)                    -                    (1)
Transfers among the sub-accounts
     and with the Fixed Account-net                                      7,498                 2,666                     -
                                                             -----------------     -----------------     -----------------

Increase (decrease) in net assets
     from capital transactions                                           6,971                 2,666                 3,795
                                                             -----------------     -----------------     -----------------

INCREASE (DECREASE) IN NET ASSETS                                        6,675                 2,750                 3,527

NET ASSETS AT BEGINNING OF PERIOD                                            -                     -                     -
                                                             -----------------     -----------------     -----------------

NET ASSETS AT END OF PERIOD                                  $           6,675     $           2,750     $           3,527
                                                             =================     =================     =================


(d) For the Period Beginning on May 22, 2000 and Ended December 31, 2000



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issues seven variable annuity contracts, the AIM Lifetime Plus-SM- ("Lifetime Plus"), the AIM Lifetime Plus-SM- II ("Lifetime Plus II"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), and the Allstate Provider ("Provider") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds").

      AIM VARIABLE INSURANCE FUNDS                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
        AIM V.I. Aggressive Growth                                  VIP Equity-Income
        AIM V.I. Balanced                                           VIP Growth
        AIM V.I. Blue Chip                                          VIP Growth Opportunities
        AIM V.I. Capital Appreciation                               VIP High Income
        AIM V.I. Capital Development                                VIP Overseas
        AIM V.I. Dent Demographics                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
        AIM V.I. Diversified Income                                 VIP II Contrafund
        AIM V.I. Global Utilities                                   VIP II Investment Grade Bond
        AIM V.I. Government Securities                            GOLDMAN SACHS VARIABLE INSURANCE TRUST
        AIM V.I. Growth                                             VIT Capital Growth
        AIM V.I. Growth and Income                                  VIT CORE Small Cap Equity
        AIM V.I. High Yield                                         VIT CORE U.S. Equity
        AIM V.I. International Equity                               VIT Global Income
        AIM V.I. Money Market                                       VIT International Equity
        AIM V.I. Telecommunications                               HSBC VARIABLE INSURANCE FUNDS
        AIM V.I. Value                                              HSBC VI Cash Management
      DELAWARE GROUP PREMIUM FUND, INC.                             HSBC VI Fixed Income
        Delaware GP Small Cap Value                                 HSBC VI Growth & Income
        Delaware GP Trend                                         MFS VARIABLE INSURANCE TRUST
      DREYFUS VARIABLE INVESTMENT FUND                              MFS Emerging Growth
        VIF Capital Appreciation                                    MFS Growth with Income
        VIF Growth & Income                                         MFS High Income
        VIF Money Market                                            MFS New Discovery
      DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                MFS Research
      DREYFUS STOCK INDEX FUND

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      OPPENHEIMER VARIABLE ACCOUNT FUNDS                      SCUDDER VARIABLE LIFE INVESTMENT FUND
        Oppenheimer Aggressive Growth                           Balanced
        Oppenheimer Capital Appreciation                        Bond
        Oppenheimer Global Securities                           Capital Growth
        Oppenheimer Main Street Growth & Income                 Global Discovery
        Oppenheimer Small Cap Growth                            Growth & Income
        Oppenheimer Strategic Bond                              International
      PUTNAM VARIABLE TRUST                                     Large Company Growth
        American Government Income                              Money Market
        Asia Pacific                                            21st Century Growth
        Capital Appreciation                                  FRANKLIN TEMPLETON VARIABLE INSURANCE
        Diversified Income                                    PRODUCTS TRUST
        The George Putnam Fund of Boston                        Franklin Small Cap
        Global Asset Allocation                                 Templeton Asset Strategy
        Global Growth                                           Templeton Developing Markets Securities
        Growth & Income                                         Templeton Growth Securities
        Growth Opportunities                                    Templeton International
        Health Sciences                                         Templeton Mutual Shares Securities
        High Yield                                            THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
        Income                                                  Equity Growth
        International Growth                                    Fixed Income
        International Growth & Income                           Global Equity
        International New Opportunities                         Mid Cap Value
        Investors                                               Value
        Money Market                                          VAN KAMPEN LIFE INVESTMENT TRUST
        New Opportunities                                       LIT Comstock
        New Value                                               LIT Emerging Growth
        OTC & Emerging Growth                                 WELLS FARGO VARIABLE TRUST
        Research                                                Wells Fargo VT Asset
        Small Cap Value                                         Wells Fargo VT Equity-Income
        Technology                                              Wells Fargo VT Growth
        Utilities
        Vista
        Voyager
        Voyager II

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

--------------------------------------------------------------------------------

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus, Lifetime Plus II, Custom, SelectDirections, and Provider contracts and .30% for the Scudder contract. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus and Lifetime Plus II and $30 for Putnam, Custom, SelectDirections, and Provider on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED
     (Units in whole amounts)

                                                                         AIM Lifetime Plus Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
    AIM V.I. Aggressive Growth                                 12,661    42,776    (1,547)             53,890       $      14.15
    AIM V.I. Balanced                                           6,382    20,576    (2,459)             24,499              12.43
    AIM V.I. Blue Chip                                              -    12,966    (1,657)             11,309               8.82
    AIM V.I. Capital Appreciation                             425,748    75,232   (44,219)            456,761              18.75
    AIM V.I. Capital Development                                3,948    15,509    (1,160)             18,297              12.55
    AIM V.I. Dent Demographics                                      -    35,027    (2,720)             32,307               7.89
    AIM V.I. Diversified Income                               227,201    34,720   (57,360)            204,561              11.55
    AIM V.I. Global Utilities                                  61,408    16,963    (6,450)             71,921              19.68
    AIM V.I. Government Securities                            108,494    12,845   (21,808)             99,531              12.15
    AIM V.I. Growth                                           383,214    58,125   (37,554)            403,785              19.80
    AIM V.I. Growth and Income                                645,133    93,777   (64,221)            674,689              20.33
    AIM V.I. High Yield                                         1,751     1,483    (2,400)                834               7.95
    AIM V.I. International Equity                             220,690    50,864   (26,074)            245,480              15.90
    AIM V.I. Money Market                                     137,432   106,023  (147,576)             95,879              11.98
    AIM V.I. Telecommunications                                     -    11,783      (335)             11,448              20.18
    AIM V.I. Value                                            987,077   159,432  (141,153)          1,005,356              19.00


     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                         AIM Lifetime Plus II Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Aggressive Growth                                       -   180,641    (7,110)            173,531       $       11.01
   AIM V.I. Balanced                                                -   144,100    (8,377)            135,723                9.75
   AIM V.I. Blue Chip                                               -   234,436    (4,938)            229,498                8.86
   AIM V.I. Capital Appreciation                                    -   183,632    (7,826)            175,806                9.53
   AIM V.I. Capital Development                                     -    53,572      (710)             52,862               11.59
   AIM V.I. Dent Demographics                                       -   114,855    (1,990)            112,865                7.92
   AIM V.I. Diversified Income                                      -    27,328    (2,339)             24,989                9.85
   AIM V.I. Global Utilities                                        -    60,614    (6,131)             54,483               10.13
   AIM V.I. Government Securities                                   -    11,923        (2)             11,921               10.79
   AIM V.I. Growth                                                  -   192,921    (4,844)            188,077                8.33
   AIM V.I. Growth and Income                                       -   236,598    (6,473)            230,125                9.10
   AIM V.I. High Yield                                              -    10,836      (218)             10,618                8.03
   AIM V.I. International Equity                                    -   122,620    (3,777)            118,843                8.11
   AIM V.I. Money Market                                            -    21,497       (11)             21,486               10.49
   AIM V.I. Telecommunications                                      -    47,278    (1,067)             46,211               20.25
   AIM V.I. Value                                                   -   385,276    (8,726)            376,550                8.79



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                       AIM Lifetime Plus II Variable Annuity with Enhanced Death Benefit Rider
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Aggressive Growth                                       -   103,250      (748)            102,502       $      10.98
   AIM V.I. Balanced                                                -    80,043    (4,879)             75,164               9.73
   AIM V.I. Blue Chip                                               -   182,536    (5,232)            177,304               8.84
   AIM V.I. Capital Appreciation                                    -   134,016    (2,607)            131,409               9.51
   AIM V.I. Capital Development                                     -     7,395       (57)              7,338              11.57
   AIM V.I. Dent Demographics                                       -    79,748    (1,474)             78,274               7.90
   AIM V.I. Diversified Income                                      -     7,856    (1,370)              6,486               9.83
   AIM V.I. Global Utilities                                        -    14,545       (60)             14,485              10.10
   AIM V.I. Government Securities                                   -    15,993      (109)             15,884              10.77
   AIM V.I. Growth                                                  -   127,883    (5,178)            122,705               8.31
   AIM V.I. Growth and Income                                       -   143,457    (7,056)            136,401               9.08
   AIM V.I. High Yield                                              -    18,629    (3,441)             15,188               8.01
   AIM V.I. International Equity                                    -    45,923      (217)             45,706               8.10
   AIM V.I. Money Market                                            -    46,093   (30,761)             15,332              10.47
   AIM V.I. Telecommunications                                      -    34,299      (790)             33,509              20.21
   AIM V.I. Value                                                   -   220,349    (7,462)            212,887               8.77



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                              AIM Lifetime Plus II Variable Annuity Annuitized
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Balanced                                                -     1,392       (48)              1,344       $        9.34
   AIM V.I. Blue Chip                                               -     1,403       (29)              1,374                8.39
   AIM V.I. Capital Appreciation                                    -       405       (14)                391                8.84
   AIM V.I. Capital Development                                     -       399       (14)                385               10.96
   AIM V.I. Diversified Income                                      -     1,662       (39)              1,623                9.74
   AIM V.I. Growth                                                  -     1,314       (28)              1,286                7.75
   AIM V.I. Growth and Income                                       -     1,516       (35)              1,481                8.52
   AIM V.I. Value                                                   -       957       (14)                943                8.32



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                               Allstate Custom Portfolio Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
    AIM V.I. Balanced                                               -    26,659      (246)             26,413       $      10.15
    AIM V.I. Capital Appreciation                                   -    10,640       (45)             10,595               9.24
    AIM V.I. Government Securities                                  -    12,507       (11)             12,496              10.81
    AIM V.I. Growth                                                 -    14,502       (15)             14,487               8.34
    AIM V.I. High Yield                                             -     7,114       (83)              7,031               8.36
    AIM V.I. International Equity                                   -     6,231       (34)              6,197               8.99
    AIM V.I. Value                                                  -    30,184      (294)             29,890               8.98

Investments in the Delaware Group Premium Fund, Inc.
  Sub-Accounts:
    Delaware GP Small Cap Value                                     -     7,205        (1)              7,204              11.59
    Delaware GP Trend                                               -     5,515        (1)              5,514               9.27

Investments in the Dreyfus Variable Investment Fund
  Sub-Accounts:
    VIF Capital Appreciation                                        -     1,286        (1)              1,285               9.93

Investments in the Dreyfus Socially Responsible Growth
  Fund, Inc.:                                                       -    11,134       (64)             11,070               9.25

Investments in the Dreyfus Stock Index Fund:                        -    28,250       (69)             28,181               9.41

Investment in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
    VIP Equity Income                                               -     1,655          -              1,655              10.81
    VIP Growth                                                      -    13,275       (291)            12,984               9.39
    VIP Growth Opportunities                                        -     4,747        (1)              4,746               9.35
    VIP Overseas                                                    -     4,913       (33)              4,880               9.31

Investment in the Fidelity Variable Insurance Products
  Fund II Sub-Accounts:
    VIP II Contrafund                                               -    16,728        (2)             16,726               9.95

Investments in the HSBC Variable Insurance Funds
  Sub-Accounts:
    HSBC VI Cash Management                                         -    21,050    (5,839)             15,211              10.19
    HSBC VI Fixed Income                                            -     2,619      (132)              2,487              10.21
    HSBC VI Growth & Income                                         -    36,782       (94)             36,688              10.18

Investments in the Oppenheimer Variable Account
  Funds Sub-Accounts:
    Oppenheimer Aggressive Growth                                   -    10,749      (171)             10,578               9.16
    Oppenheimer Main Street Growth & Income                         -    35,433       (79)             35,354               9.27
    Oppenheimer Strategic Bond                                      -     8,741       (11)              8,730              10.32

Investments in the Franklin Templeton Variable Insurance
  Products Trust Sub-Accounts:
    Templeton Asset Strategy                                        -       632          -                632              10.44
    Templeton International                                         -     7,882        (1)              7,881              10.52

Investments in the Wells Fargo Variable Trust
  Sub-Accounts:
    Wells Fargo VT Asset                                            -       718       (51)                667              10.01
    Wells Fargo VT Equity Income                                    -       330       (66)                264              10.43
    Wells Fargo VT Growth                                           -       390          -                390               9.05

     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                      Putnam Allstate Advisor Variable Annuity
                                                     ------------------------------------------------------------------------------

                                                                              Unit activity during 2000:
                                                                        --------------------------------------
                                                                                                                   Accumulation
                                                    Units Outstanding     Units      Units    Units Outstanding     Unit Value
                                                    December 31, 1999    Issued    Redeemed   December 31, 2000  December 31, 2000
                                                   ------------------   ---------  ---------  -----------------  ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
    American Government Income                                      -      43,339      (319)             43,020        $      11.12
    Asia Pacific                                                    -      23,515      (563)             22,952                9.58
    Capital Appreciation                                            -       9,749        (2)              9,747                9.13
    Diversified Income                                              -     343,788   (35,483)            308,305                9.73
    The George Putnam Fund of Boston                                -     316,133   (13,843)            302,290               10.07
    Global Asset Allocation                                         -      79,699    (1,220)             78,479               10.05
    Global Growth                                                   -     560,781   (24,867)            535,914               10.87
    Growth  Opportunities                                           -     495,714   (19,980)            475,734                7.43
    Growth & Income                                                 -   2,151,603  (126,935)          2,024,668                9.78
    Health Sciences                                                 -     358,569   (21,268)            337,301               14.55
    High Yield                                                      -     131,990    (5,558)            126,432                8.98
    Income                                                          -     231,242    (6,105)            225,137               10.34
    International Growth                                            -     643,253   (36,664)            606,589               12.88
    International Growth & Income                                   -     159,143    (7,373)            151,770               10.98
    International New Opportunities                                 -     297,331   (28,242)            269,089               10.98
    Investors                                                       -   1,531,557   (98,435)          1,433,122                9.78
    Money Market                                                    -     493,530  (251,266)            242,264               10.69
    New Opportunities                                               -   1,285,569   (71,187)          1,214,382               11.44
    New Value                                                       -      88,290    (4,514)             83,776               10.63
    OTC & Emerging Growth                                           -     395,583   (40,708)            354,875                9.58
    Research                                                        -     351,213   (12,960)            338,253               11.23
    Small Cap Value                                                 -     118,591    (3,499)            115,092               12.66
    Technology                                                      -     102,923    (1,882)            101,041                5.95
    Utilities                                                       -     218,876   (10,082)            208,794               11.59
    Vista                                                           -     484,363   (15,418)            468,945               13.34
    Voyager                                                         -   1,894,909  (128,571)          1,766,338               11.81
    Voyager II                                                      -      12,346       (44)             12,302                7.31



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                Putnam Allstate Advisor Variable Annuity Annuitized
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
     Global Growth                                                  -       707       (29)                678       $       10.31
     Growth & Income                                                -     1,496       (61)              1,435                9.45
     High Yield                                                     -       468       (20)                448                8.85
     International Growth                                           -       689       (28)                661               12.71
     International Growth & Income                                  -       422       (17)                405               10.84
     International New Opportunities                                -       322       (13)                309               10.70
     Investors                                                      -       411       (17)                394                9.16
     New Opportunities                                              -       629       (26)                603               10.45
     OTC & Emerging Growth                                          -       658       (27)                631                8.67
     Research                                                       -       398       (16)                382               10.67
     Utilities                                                      -       442       (18)                424               11.27
     Vista                                                          -       316       (13)                303               12.44
     Voyager                                                        -       689       (29)                660               11.09



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                         AFA SelectDirections Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
   AIM V.I. Capital Appreciation                                    -     1,992        (1)              1,991       $        7.63
   AIM V.I. Diversified Income                                      -       364          -                364                9.99
   AIM V.I. Growth and Income                                       -     1,488          -              1,488                8.18
   AIM V.I. International Equity                                    -       305          -                305                8.66
   AIM V.I. Value                                                   -    21,943        (4)             21,939                8.67

Investment in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
    VIP Growth                                                      -    27,155        (4)             27,151                8.53
    VIP High Income                                                 -        33          -                 33                8.40
    VIP Overseas                                                    -        92          -                 92                8.97

Investment in the Fidelity Variable Insurance Products
  Fund II Sub-Accounts:
    VIP II Contrafund                                               -     2,196          -              2,196                9.39
    VIP II Investment Grade Bond                                    -       132          -                132               10.44

Investments in the MFS Variable Insurance Trust Sub-Accounts:
    MFS High Income                                                 -       108          -                108                9.22
    MFS New Discovery                                               -     6,892        (1)              6,891                8.89

Investments in the Oppenheimer Variable Account
  Funds Sub-Accounts:
    Oppenheimer Capital Appreciation                                -        91          -                 91                8.95
    Oppenheimer Small Cap Growth                                    -       240          -                240                8.73

Investments in the Van Kampen Life Investment Trust
  Sub-Accounts:
    LIT Comstock                                                    -       337          -                337               11.58
    LIT Emerging Growth                                             -    16,640        (3)             16,637                7.47



     Units relating to accrued contract maintenance charges are included in units redeemed.

--------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (CONTINUED)
     (Units in whole amounts)

                                                                       Scudder Horizon Advantage Variable Annuity
                                                   ------------------------------------------------------------------------------

                                                                             Unit activity during 2000:
                                                                       -------------------------------------
                                                                                                                 Accumulation
                                                    Units Outstanding    Units      Units   Units Outstanding     Unit Value
                                                    December 31, 1999   Issued    Redeemed  December 31, 2000  December 31, 2000
                                                   ------------------   -------  ---------  -----------------  ------------------
Investments in the Scudder Variable Life Investment Fund
  Sub-Accounts:
   Money Market                                                     -     1,996          -              1,996       $       11.04
   21st Century Growth                                              -       679          -                679               13.52



     Units relating to accrued contract maintenance charges are included in units redeemed.